UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21781
Pioneer Series Trust IV
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Balanced ESG Fund
Class A / AOBLX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34133-00-A-0325

Pioneer Balanced ESG Fund
Class C / PCBCX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.64%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34134-00-C-0325

Pioneer Balanced ESG Fund
Class K / PCBKX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$30	0.59%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34135-00-K-0325

Pioneer Balanced ESG Fund
Class R / CBPRX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.26%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34136-00-R-0325

Pioneer Balanced ESG Fund
Class Y / AYBLX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.69%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34137-00-Y-0325

Pioneer Multi-Asset Income Fund
Class A / PMAIX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34138-00-A-0325

Pioneer Multi-Asset Income Fund
Class C / PMACX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.58%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34139-00-C-0325

Pioneer Multi-Asset Income Fund
Class K / PMFKX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$27	0.52%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34140-00-K-0325

Pioneer Multi-Asset Income Fund
Class R / PMFRX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.11%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34141-00-R-0325

Pioneer Multi-Asset Income Fund
Class Y / PMFYX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$32	0.63%^
^	Annualized

KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34142-00-Y-0325

Pioneer Securitized Income Fund
Class A / SIFFX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Securitized Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$153,803,217%
Total number of portfolio holdings	245^^
Portfolio turnover rate	8%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of January 31, 2025 ) *
Collateralized Mortgage Obligations	39.4%
Asset Backed Securities	31.5%
U.S. Government and Agency Obligations	18.0%
Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	0.0%†
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34143-00-A-0325

Pioneer Securitized Income Fund
Class Y / SYFFX
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about Pioneer Securitized Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.65%^
^	Annualized
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$153,803,217%
Total number of portfolio holdings	245^^
Portfolio turnover rate	8%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of January 31, 2025 ) *
Collateralized Mortgage Obligations	39.4%
Asset Backed Securities	31.5%
U.S. Government and Agency Obligations	18.0%
Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	0.0%†
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34144-00-Y-0325

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1.  Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2.  Financial information systems design and implementation*

3.  Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4.  Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5.  Internal audit outsourcing services*

6.  Management functions or human resources

7.  Broker or dealer, investment advisor, or investment banking services

8.  Legal services and expert services unrelated to the audit

9.  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any

restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Balanced ESG Fund
Semiannual Report  |  January 31, 2025

A: AOBLX	C: PCBCX	K: PCBKX	R: CBPRX	Y: AYBLX

visit us: www.amundi.com/us

Pioneer Balanced ESG Fund | Semiannual Report | 1/31/251

Schedule of Investments  |  1/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.2%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
36,968	LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, 7.926% (Term SOFR + 350 bps), 10/15/28	$ 37,199
	Total Chemicals-Diversified	$37,199

	Computer Services — 0.0%†
110,000	Amentum Holdings, Inc., Initial Term Loan, 6.562% (Term SOFR + 225 bps), 9/29/31	$ 109,821
	Total Computer Services	$109,821

	Cruise Lines — 0.0%†
34,913	LC Ahab US Bidco LLC, Initial Term Loan, 7.312% (Term SOFR + 300 bps), 5/1/31	$ 35,153
	Total Cruise Lines	$35,153

	Electric-Generation — 0.0%†
84,787	Alpha Generation LLC, Initial Term B Loan, 7.062% (Term SOFR + 275 bps), 9/30/31	$ 85,370
	Total Electric-Generation	$85,370

	Finance-Leasing Company — 0.0%†
70,747	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 5.899% (Term SOFR + 150 bps), 2/12/27	$ 70,799
	Total Finance-Leasing Company	$70,799

	Medical-Wholesale Drug Distribution — 0.0%†
55,358	Owens & Minor, Inc., Term B-1 Loan, 8.162% (Term SOFR + 375 bps), 3/29/29	$ 56,085
	Total Medical-Wholesale Drug Distribution	$56,085

	REITS-Storage — 0.1%
163,238	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.312% (Term SOFR + 200 bps), 1/31/31	$ 163,340
	Total REITS-Storage	$163,340

The accompanying notes are an integral part of these financial statements.
2Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Retail — 0.0%†
24,875	MI Windows and Doors LLC, Term B-2 Loan, 7.312% (Term SOFR + 300 bps), 3/28/31	$ 25,126
	Total Retail	$25,126

	Total Senior Secured Floating Rate Loan Interests (Cost $578,669)	$582,893

Shares
	Common Stocks — 64.9% of Net Assets
	Automobiles — 0.4%
59,481	Honda Motor Co., Ltd. (A.D.R.)	$ 1,685,692
	Total Automobiles	$1,685,692

	Banks — 2.1%
104,036	Citizens Financial Group, Inc.	$ 4,948,992
231,989	Huntington Bancshares, Inc.	3,990,211
	Total Banks	$8,939,203

	Beverages — 0.7%
18,760	PepsiCo., Inc.	$ 2,826,944
	Total Beverages	$2,826,944

	Biotechnology — 2.5%
30,337	AbbVie, Inc.	$ 5,578,974
10,302(b)	Vertex Pharmaceuticals, Inc.	4,756,228
	Total Biotechnology	$10,335,202

	Building Products — 0.7%
40,393	Johnson Controls International Plc	$ 3,150,654
	Total Building Products	$3,150,654

	Capital Markets — 2.0%
27,529	Morgan Stanley	$ 3,810,840
45,592	State Street Corp.	4,633,059
	Total Capital Markets	$8,443,899

	Chemicals — 1.0%
12,049	Air Products and Chemicals, Inc.	$ 4,039,548
	Total Chemicals	$4,039,548

The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/253

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Communications Equipment — 2.8%
122,271	Cisco Systems, Inc.	$ 7,409,622
9,219	Motorola Solutions, Inc.	4,326,016
	Total Communications Equipment	$11,735,638

	Construction Materials — 1.4%
58,338	CRH Plc	$ 5,777,212
	Total Construction Materials	$5,777,212

	Containers & Packaging — 0.6%
95,268	Graphic Packaging Holding Co.	$ 2,613,201
	Total Containers & Packaging	$2,613,201

	Electrical Equipment — 3.3%
14,911	Eaton Corp. Plc	$ 4,867,547
77,151	Prysmian S.p.A.	5,389,654
29,758	Vertiv Holdings Co., Class A	3,482,281
	Total Electrical Equipment	$13,739,482

	Electronic Equipment, Instruments & Components — 1.6%
23,959(b)	Keysight Technologies, Inc.	$ 4,273,087
16,873	TE Connectivity Plc	2,496,698
	Total Electronic Equipment, Instruments & Components	$6,769,785

	Entertainment — 0.9%
32,031	Walt Disney Co.	$ 3,621,425
	Total Entertainment	$3,621,425

	Financial Services — 3.1%
41,926(b)	PayPal Holdings, Inc.	$ 3,713,805
26,961	Visa, Inc., Class A	9,215,270
	Total Financial Services	$12,929,075

	Food Products — 1.0%
118,659	Glanbia Plc	$ 1,738,127
38,774	Lamb Weston Holdings, Inc.	2,324,114
	Total Food Products	$4,062,241

	Health Care Equipment & Supplies — 1.1%
7,911(b)	Intuitive Surgical, Inc.	$ 4,524,143
	Total Health Care Equipment & Supplies	$4,524,143

	Health Care Providers & Services — 1.5%
51,059	Cardinal Health, Inc.	$ 6,313,956
	Total Health Care Providers & Services	$6,313,956

The accompanying notes are an integral part of these financial statements.
4Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Shares		Value
	Hotel & Resort REITs — 0.6%
152,555	Host Hotels & Resorts, Inc.	$ 2,549,194
	Total Hotel & Resort REITs	$2,549,194

	Insurance — 1.6%
13,947	Chubb, Ltd.	$ 3,791,911
48,379	Sun Life Financial, Inc.	2,789,049
	Total Insurance	$6,580,960

	Interactive Media & Services — 6.8%
140,639	Alphabet, Inc., Class A	$ 28,693,169
	Total Interactive Media & Services	$28,693,169

	IT Services — 0.9%
15,265	International Business Machines Corp.	$ 3,903,260
	Total IT Services	$3,903,260

	Life Sciences Tools & Services — 0.4%
9,063(b)	IQVIA Holdings, Inc.	$ 1,824,926
	Total Life Sciences Tools & Services	$1,824,926

	Machinery — 0.9%
7,858	Deere & Co.	$ 3,744,808
	Total Machinery	$3,744,808

	Metals & Mining — 1.6%
9,273	Reliance, Inc.	$ 2,684,533
100,167	Teck Resources, Ltd., Class B	4,094,827
	Total Metals & Mining	$6,779,360

	Office REITs — 1.8%
379,088	Piedmont Office Realty Trust, Inc., Class A	$ 3,313,229
62,143	SL Green Realty Corp.	4,187,817
	Total Office REITs	$7,501,046

	Oil, Gas & Consumable Fuels — 2.6%
27,454	Phillips 66	$ 3,236,003
56,108	Shell Plc (A.D.R.)	3,694,712
20,743	Targa Resources Corp.	4,082,222
	Total Oil, Gas & Consumable Fuels	$11,012,937

	Personal Care Products — 0.6%
109,697	Kenvue, Inc.	$ 2,335,449
	Total Personal Care Products	$2,335,449

The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/255

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 2.4%
9,037	Eli Lilly & Co.	$ 7,329,730
19,479	Merck KGaA	2,958,380
	Total Pharmaceuticals	$10,288,110

	Semiconductors & Semiconductor Equipment — 4.3%
27,507(b)	Advanced Micro Devices, Inc.	$ 3,189,437
11,835	Analog Devices, Inc.	2,507,718
2,800	ASML Holding NV	2,070,068
107,242	Intel Corp.	2,083,712
40,446	Lam Research Corp.	3,278,148
23,708	Microchip Technology, Inc.	1,287,345
21,097	QUALCOMM, Inc.	3,648,304
	Total Semiconductors & Semiconductor Equipment	$18,064,732

	Software — 6.0%
10,205(b)	Adobe, Inc.	$ 4,464,177
37,509	Microsoft Corp.	15,568,486
29,147	Oracle Corp.	4,956,739
	Total Software	$24,989,402

	Specialized REITs — 1.2%
20,196	Crown Castle, Inc.	$ 1,803,099
18,685	Digital Realty Trust, Inc.	3,061,724
	Total Specialized REITs	$4,864,823

	Specialty Retail — 2.2%
47,736	TJX Cos., Inc.	$ 5,956,975
7,858(b)	Ulta Beauty, Inc.	3,238,675
	Total Specialty Retail	$9,195,650

	Technology Hardware, Storage & Peripherals — 2.1%
98,291(b)	Pure Storage, Inc., Class A	$ 6,663,147
2,295	Samsung Electronics Co., Ltd. (G.D.R.)	2,081,565
	Total Technology Hardware, Storage & Peripherals	$8,744,712

	Textiles, Apparel & Luxury Goods — 1.2%
11,695(b)	Lululemon Athletica, Inc.	$ 4,844,069
	Total Textiles, Apparel & Luxury Goods	$4,844,069

	Trading Companies & Distributors — 1.0%
23,466	Ferguson Enterprises, Inc.	$ 4,250,162
	Total Trading Companies & Distributors	$4,250,162

	Total Common Stocks (Cost $181,217,191)	$271,674,069

The accompanying notes are an integral part of these financial statements.
6Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — 3.8% of Net Assets
45,337	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 41,541
170,200	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	168,351
89,857	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	90,154
92,013	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	92,302
90,931	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	91,036
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	101,691
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	307,463
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,755
230,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	232,907
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.271% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	297,754
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.707% (SOFR30A + 230 bps), 1/15/37 (144A)	248,906
400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 7.756% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	401,968
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	101,357
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	121,574
172,919	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	158,799
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.707% (SOFR30A + 230 bps), 2/15/37 (144A)	157,892
71,230	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	70,628
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.502% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	249,548
111,543(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	104,595
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	111,695
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/257

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	$ 116,842
140,100(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	136,863
100,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	92,718
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	199,759
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	400,964
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	100,275
51,800	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	50,205
170,538	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	171,964
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	96,063
170,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	166,954
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,749
400,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	417,505
230,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	234,614
780,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	791,211
190,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	188,946
260,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	268,976
425,797(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	429,541
330,000(c)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	329,860
26,042	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	24,180
160,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	166,198
160,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	163,061
530,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	532,351
The accompanying notes are an integral part of these financial statements.
8Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	$ 99,109
100,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	101,371
110,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	110,959
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.22% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	124,111
193,876	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	94,999
114,327	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	107,190
164,853	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	154,918
100,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	102,440
460,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	464,866
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,102
250,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	245,562
240,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	242,675
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	223,650
230,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	230,177
150,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	150,353
31,493	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	27,653
74,145	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	64,461
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	129,405
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,378
230,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	229,618
150,000	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	149,983
300,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	295,425
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/259

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
186,125(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	$ 190,737
130,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	130,735
192,529	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	189,929
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	96,102
250,000	Santander Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	254,070
160,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	164,777
390,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	390,705
430,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	430,517
250,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	248,192
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	102,106
47,529	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	43,965
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.357% (SOFR30A + 195 bps), 11/15/38 (144A)	316,982
100,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	102,156
100,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	100,843
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	109,799
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	108,697
318,744(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	323,249
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	110,378
71,382	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	68,577
105,002	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	103,029
The accompanying notes are an integral part of these financial statements.
10Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
280,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	$ 283,471
240,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	240,261
	Total Asset Backed Securities (Cost $16,218,367)	$16,095,397

	Collateralized Mortgage Obligations—2.7% of Net Assets
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 318,110
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	91,203
100,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	93,933
100,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	92,886
100,000(c)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	94,336
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	426,044
640,635(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.985%, 5/25/51 (144A)	515,673
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.351% (SOFR30A + 300 bps), 1/25/42 (144A)	154,312
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.299% (SOFR30A + 195 bps), 3/25/44 (144A)	101,561
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.051% (SOFR30A + 170 bps), 7/25/44 (144A)	100,733
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.301% (SOFR30A + 395 bps), 9/26/33 (144A)	216,620
44,932	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	44,692
10,938(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.921% (SOFR30A + 51 bps), 5/15/41	10,841
89,867(a)(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.029% (644 bps - SOFR30A ), 8/15/42	11,462
72,391(e)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	14,770
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2511

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
94,170(e)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	$ 19,615
400,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	378,107
485,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B1, 7.701% (SOFR30A + 335 bps), 9/25/41 (144A)	500,589
400,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.451% (SOFR30A + 210 bps), 9/25/41 (144A)	403,993
221,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.401% (SOFR30A + 105 bps), 10/25/44 (144A)	221,344
78,548(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.351% (SOFR30A + 100 bps), 10/25/44 (144A)	78,565
11,587(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.785% (SOFR30A + 43 bps), 11/25/36	11,491
14,419(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 4.765% (SOFR30A + 41 bps), 4/25/36	14,265
6,010(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.015% (SOFR30A + 66 bps), 9/25/37	5,978
38,663(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 4.915% (SOFR30A + 56 bps), 7/25/41	38,391
60,153(e)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	12,358
658,913(c)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	659,749
264,424(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	45,329
217,343(a)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 1.084% (1 Month Term SOFR - 324 bps), 1/20/50	2,376
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	111,848
275,878(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	219,452
The accompanying notes are an integral part of these financial statements.
12Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
97,903(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	$ 96,464
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	68,755
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	66,924
260,791	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	246,447
120,760(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.138%, 4/25/52 (144A)	98,480
273,578(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.795%, 11/25/51 (144A)	214,206
118,176(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.977%, 10/25/51 (144A)	95,248
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	514,691
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	146,791
649,560(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.68%, 1/25/53 (144A)	585,624
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.518%, 7/25/52 (144A)	165,124
312,500(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	248,584
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	194,502
31,843(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	29,701
140,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	135,675
540,647(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	421,133
252,519(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	198,374
116,517(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.051% (SOFR30A + 270 bps), 7/25/33 (144A)	117,555
287,815(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	228,948
267,023(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	216,078
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	267,787
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2513

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
31,482(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	$ 29,382
284,706(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	252,200
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	96,807
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.575% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	141,521
229,476(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.751% (SOFR30A + 340 bps), 11/25/33 (144A)	232,834
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	260,576
797,888(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	518,609
31,898(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	31,043
353,270(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.911%, 9/25/50 (144A)	295,220
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	69,692
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	215,185
	Total Collateralized Mortgage Obligations (Cost $12,895,679)	$11,510,786

	Commercial Mortgage-Backed Securities—1.6% of Net Assets
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	$ 291,099
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.829%, 4/15/55	175,926
270,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.32% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	270,000
245,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.717% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	244,847
207,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	201,131
350,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.147% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	348,906
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	246,876
The accompanying notes are an integral part of these financial statements.
14Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
11,029(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.351% (SOFR30A + 200 bps), 1/25/51 (144A)	$ 10,979
550,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.351% (SOFR30A + 400 bps), 11/25/51 (144A)	569,116
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.074%, 7/25/27 (144A)	94,590
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.942% (SOFR30A + 241 bps), 6/25/26 (144A)	107,316
105,511(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.042% (SOFR30A + 251 bps), 7/25/29 (144A)	98,722
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 4.065%, 9/25/28 (144A)	222,767
240,000(a)(f)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 2/1/30 (144A)	239,400
754,431(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.615%, 10/16/58	25,699
400,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.521% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	395,016
220,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.847% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	220,206
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	101,838
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	352,500
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	241,086
2,450,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	10,422
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	234,833
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.92% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	249,285
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	272,187
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	34,750
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2515

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.375% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	$ 493,756
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	94,986
187,082(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	191,392
307,618(a)	TTAN, Series 2021-MHC, Class B, 5.521% (1 Month Term SOFR + 121 bps), 3/15/38 (144A)	307,426
178,527(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	177,966
967,115(c)(e)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.863%, 9/15/57	2,548
2,956,206(c)(e)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.603%, 10/15/49	55,710
	Total Commercial Mortgage-Backed Securities (Cost $6,933,350)	$6,583,281

	Corporate Bonds — 12.3% of Net Assets
	Airlines — 0.1%
106,085	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 98,102
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	59,623
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	25,610
120,000	United Airlines Pass-Through Trust, 5.45%, 2/15/37	119,156
	Total Airlines	$302,491

	Auto Manufacturers — 1.0%
275,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 270,317
345,000	American Honda Finance Corp., 5.05%, 7/10/31	343,948
395,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	395,639
435,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	432,769
525,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	525,582
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	141,610
90,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	91,252
600,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	596,636
440,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	445,787
200,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	200,575
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	291,352
The accompanying notes are an integral part of these financial statements.
16Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	$ 130,358
325,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	323,255
	Total Auto Manufacturers	$4,189,080

	Banks — 4.3%
400,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 340,870
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	199,395
285,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	287,511
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	519,172
200,000	Banco Santander S.A., 6.033%, 1/17/35	204,410
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	284,993
225,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	203,016
260,000(c)	BNP Paribas S.A., 5.176% (SOFR + 152 bps), 1/9/30 (144A)	260,873
350,000(c)	BPCE S.A., 6.293% (SOFR + 204 bps), 1/14/36 (144A)	356,835
270,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	287,919
255,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	250,327
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	185,011
225,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	227,061
135,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	137,352
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	357,541
275,000(c)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	278,190
440,000(c)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	436,325
630,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	635,478
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	178,689
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	136,933
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	276,168
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	285,359
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2517

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
215,000(c)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	$ 214,792
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	205,958
115,000(c)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	115,237
585,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	485,766
250,000(c)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	273,268
380,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	434,660
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	233,916
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	86,626
300,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	301,744
328,000(c)	JPMorgan Chase & Co., 5.534% (SOFR + 155 bps), 11/29/45	322,116
215,000(c)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	220,520
500,000	KeyBank N.A., 4.15%, 8/8/25	498,225
105,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	109,893
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	257,430
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	169,060
175,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	175,762
290,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	283,059
70,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	71,191
180,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	181,281
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	65,614
210,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	216,345
355,000(a)	NatWest Markets Plc, 5.604% (SOFR + 114 bps), 5/17/29 (144A)	357,003
585,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	516,238
65,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	65,702
165,000(c)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	161,911
The accompanying notes are an integral part of these financial statements.
18Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	$ 185,824
65,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	65,924
410,000(c)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	413,620
215,000(c)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	212,547
60,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	60,678
200,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	214,130
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	324,636
2,500,000(c)(g)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,427,148
200,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	195,154
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	344,256
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	224,148
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	209,601
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	431,635
80,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	81,035
100,000(c)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	100,508
	Total Banks	$17,843,589

	Biotechnology — 0.1%
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 164,435
145,000	Royalty Pharma Plc, 5.40%, 9/2/34	141,627
	Total Biotechnology	$306,062

	Building Materials — 0.1%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 200,844
145,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	142,181
130,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	123,351
60,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	60,724
	Total Building Materials	$527,100

The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2519

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — 0.1%
245,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 256,392
214,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	213,587
	Total Chemicals	$469,979

	Commercial Services — 0.3%
200,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	$ 198,348
200,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	202,351
135,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	139,590
80,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	82,625
55,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	55,815
235,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	245,739
170,000	S&P Global, Inc., 5.25%, 9/15/33	171,319
280,000	Verisk Analytics, Inc., 5.25%, 6/5/34	276,933
	Total Commercial Services	$1,372,720

	Cosmetics/Personal Care — 0.1%
360,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 347,927
	Total Cosmetics/Personal Care	$347,927

	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 31,253
	Total Distribution/Wholesale	$31,253

	Diversified Financial Services — 0.8%
850,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 745,582
120,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	120,143
30,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	30,363
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	588,185
290,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	237,334
40,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	39,134
165,000(c)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	166,692
95,000(c)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	95,415
185,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	191,474
The accompanying notes are an integral part of these financial statements.
20Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
185,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	$ 193,093
120,000	LPL Holdings, Inc., 5.70%, 5/20/27	121,741
140,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	140,321
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	381,021
305,000	OneMain Finance Corp., 4.00%, 9/15/30	273,276
110,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	111,438
63,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	61,081
	Total Diversified Financial Services	$3,496,293

	Electric — 0.8%
115,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 116,815
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	186,095
50,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	50,250
15,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	15,167
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	122,371
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	184,290
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	191,943
340,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	338,599
350,000	Entergy Louisiana LLC, 5.35%, 3/15/34	349,955
170,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	171,231
185,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	179,694
170,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	175,586
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	185,178
205,000	Puget Energy, Inc., 2.379%, 6/15/28	188,128
133,000	Puget Energy, Inc., 4.10%, 6/15/30	125,134
120,000	Puget Energy, Inc., 4.224%, 3/15/32	109,641
310,000(c)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	302,545
85,000	Southern California Edison Co., 5.45%, 6/1/31	84,601
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	169,622
	Total Electric	$3,246,845

	Electronics — 0.0%†
40,000	Flex, Ltd., 5.25%, 1/15/32	$ 39,445
	Total Electronics	$39,445

The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2521

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Energy-Alternate Sources — 0.0%†
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,338
	Total Energy-Alternate Sources	$33,338

	Food — 0.1%
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	$ 180,448
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	135,968
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	3,936
	Total Food	$320,352

	Gas — 0.3%
443,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 462,667
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	310,283
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	380,895
	Total Gas	$1,153,845

	Hand & Machine Tools — 0.0%†
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 128,910
	Total Hand & Machine Tools	$128,910

	Healthcare-Products — 0.1%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 47,134
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	206,201
95,000	Smith & Nephew Plc, 5.40%, 3/20/34	94,723
120,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	122,186
140,000(f)	Stryker Corp., 5.20%, 2/10/35	139,056
	Total Healthcare-Products	$609,300

	Healthcare-Services — 0.1%
100,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 101,093
70,000	Elevance Health, Inc., 5.375%, 6/15/34	69,684
80,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	80,546
75,000	Humana, Inc., 5.375%, 4/15/31	74,899
	Total Healthcare-Services	$326,222

	Insurance — 0.8%
55,000	Arthur J Gallagher & Co., 4.85%, 12/15/29	$ 54,607
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	170,936
335,000	Brown & Brown, Inc., 5.65%, 6/11/34	334,763
75,000	CNO Financial Group, Inc., 6.45%, 6/15/34	77,584
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	396,957
30,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	29,930
250,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	221,729
The accompanying notes are an integral part of these financial statements.
22Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Insurance — (continued)
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	$ 309,287
150,000(c)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	149,140
508,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	563,810
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	230,031
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	170,086
79,000	Primerica, Inc., 2.80%, 11/19/31	67,644
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	224,852
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	159,040
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	22,159
40,000	Willis North America, Inc., 2.95%, 9/15/29	36,494
	Total Insurance	$3,219,049

	Iron & Steel — 0.1%
100,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 99,755
165,000	Steel Dynamics, Inc., 5.375%, 8/15/34	163,689
	Total Iron & Steel	$263,444

	Leisure Time — 0.0%†
160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	$ 161,267
	Total Leisure Time	$161,267

	Lodging — 0.1%
55,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 54,820
150,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	151,957
405,000	Marriott International, Inc., 4.90%, 4/15/29	404,790
	Total Lodging	$611,567

	Machinery-Diversified — 0.1%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 486,890
	Total Machinery-Diversified	$486,890

	Mining — 0.2%
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 262,037
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2523

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — (continued)
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$ 225,661
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	276,976
	Total Mining	$764,674

	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 331,613
	Total Multi-National	$331,613

	Office & Business Equipment — 0.0%†
150,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 148,559
	Total Office & Business Equipment	$148,559

	Oil & Gas — 0.4%
600,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 520,374
455,000(c)(g)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 167 bps)	448,641
215,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	207,366
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	87,928
400,000	Phillips 66 Co., 3.75%, 3/1/28	388,480
162,000	Valero Energy Corp., 6.625%, 6/15/37	172,255
	Total Oil & Gas	$1,825,044

	Oil & Gas Services — 0.0%†
105,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 106,438
	Total Oil & Gas Services	$106,438

	Pharmaceuticals — 0.1%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 100,461
40,000	CVS Health Corp., 5.25%, 1/30/31	39,563
250,000	CVS Health Corp., 5.25%, 2/21/33	242,818
35,000	Novartis Capital Corp., 4.70%, 9/18/54	31,029
	Total Pharmaceuticals	$413,871

	Pipelines — 0.5%
125,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 122,744
100,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	99,841
120,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	122,866
The accompanying notes are an integral part of these financial statements.
24Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Pipelines — (continued)
120,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	$ 124,357
165,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	182,712
245,000	MPLX LP, 5.50%, 6/1/34	242,028
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	155,645
80,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	82,415
130,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	133,702
120,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	126,295
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	50,162
45,000	Williams Cos., Inc., 5.15%, 3/15/34	43,802
205,000	Williams Cos., Inc., 5.75%, 6/24/44	198,836
242,000	Williams Cos., Inc., 7.75%, 6/15/31	272,389
	Total Pipelines	$1,957,794

	REITs — 0.1%
70,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 67,439
19,000	Highwoods Realty LP, 2.60%, 2/1/31	15,941
18,000	Highwoods Realty LP, 3.05%, 2/15/30	15,889
490,000	Simon Property Group LP , 5.50%, 3/8/33	496,399
	Total REITs	$595,668

	Retail — 0.5%
50,000	AutoNation, Inc., 1.95%, 8/1/28	$ 45,048
50,000	AutoNation, Inc., 2.40%, 8/1/31	41,544
140,000	AutoNation, Inc., 3.85%, 3/1/32	125,744
250,000	AutoNation, Inc., 4.75%, 6/1/30	243,511
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	478,737
330,000	Darden Restaurants, Inc., 6.30%, 10/10/33	346,187
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	283,834
95,000	Ferguson Enterprises, Inc., 5.00%, 10/3/34	91,480
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	256,794
	Total Retail	$1,912,879

	Savings & Loans — 0.1%
355,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 355,915
	Total Savings & Loans	$355,915

	Semiconductors — 0.6%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 313,612
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	116,928
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2525

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors — (continued)
60,000	Broadcom, Inc., 4.30%, 11/15/32	$ 56,452
210,000	Broadcom, Inc., 5.05%, 7/12/29	210,838
505,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	501,798
206,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	210,713
195,000	Microchip Technology, Inc., 5.05%, 2/15/30	193,782
260,000	Micron Technology, Inc., 5.80%, 1/15/35	262,005
292,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	295,249
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	232,390
	Total Semiconductors	$2,393,767

	Software — 0.1%
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	$ 172,421
125,000	Roper Technologies, Inc., 4.75%, 2/15/32	122,020
205,000	Roper Technologies, Inc., 4.90%, 10/15/34	197,491
	Total Software	$491,932

	Telecommunications — 0.1%
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	$ 302,820
	Total Telecommunications	$302,820

	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 96,900
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	259,350
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	36,086
	Total Trucking & Leasing	$392,336

	Total Corporate Bonds (Cost $52,771,553)	$51,480,278

	Municipal Bonds — 0.0%† of Net Assets(h)
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$ 91,565
	Total Massachusetts	$91,565

The accompanying notes are an integral part of these financial statements.
26Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 76,691
	Total Missouri	$76,691

	Total Municipal Bonds (Cost $200,000)	$168,256

Shares
	Preferred Stock — 0.4% of Net Assets
	Automobiles — 0.4%
22,881(i)	Porsche AG (144A)	$ 1,463,133
	Total Automobiles	$1,463,133

	Total Preferred Stock (Cost $1,938,539)	$1,463,133

Principal Amount USD ($)
	Insurance-Linked Securities — 0.7% of Net Assets#
	Event Linked Bonds — 0.7%
	Flood – U.S. — 0.0%†
250,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 251,000
	Multiperil – U.S. — 0.4%
250,000(a)	Bonanza Re, 8.034%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 249,025
250,000(a)	Four Lakes Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	254,150
250,000(a)	High Point Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	254,225
250,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	261,050
250,000(a)	Residential Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	253,925
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2527

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Residential Re, 10.204%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	$ 261,550
250,000(a)	Sanders Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	261,250
		$1,795,175

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 263,950
	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 253,700
	Windstorm – U.S. — 0.1%
250,000(a)	Gateway Re, 13.564%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	$ 254,075
	Total Event Linked Bonds	$2,817,900

	Total Insurance-Linked Securities (Cost $2,761,387)	$2,817,900

	Foreign Government Bonds — 0.1% of Net Assets
	Mexico — 0.1%
205,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 206,094
	Total Mexico	$206,094

	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 190,728
	Total Philippines	$190,728

	Total Foreign Government Bonds (Cost $464,420)	$396,822

	U.S. Government and Agency Obligations — 12.8% of Net Assets
1,097,172	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 892,981
265,004	Federal Home Loan Mortgage Corp., 2.000%, 5/1/51	206,426
85,203	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	66,559
650,062	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	536,015
82,539	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	71,893
7,292	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	6,404
42,899	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	37,270
84,275	Federal Home Loan Mortgage Corp., 3.000%, 11/1/51	72,987
The accompanying notes are an integral part of these financial statements.
28Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
52,201	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	$ 45,153
93,768	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	81,403
74,219	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	67,198
77,381	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	69,700
71,278	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	63,579
217,971	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	194,976
186,610	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	165,431
382,041	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	359,970
10,150	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	9,400
12,089	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	11,742
7,612	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	7,570
17,236	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	17,141
299,696	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	289,860
5,794	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	5,843
171,691	Federal Home Loan Mortgage Corp., 5.500%, 9/1/39	173,300
155,990	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	156,547
76,793	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	76,320
95,493	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	95,496
99,897	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	99,315
99,837	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	98,924
2,744	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	2,843
6,189	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	6,400
93,382	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	94,881
189,934	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	191,450
98,281	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,092
99,233	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	101,132
689,858	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	699,625
196,794	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	200,614
194,131	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	196,323
88,344	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	88,989
89,402	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	90,056
9,927	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	10,035
9,949	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	10,127
99,889	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	101,213
3,048	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	3,131
21,995	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	22,824
149,258	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	156,099
84,161	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	87,448
260,897	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	270,158
98,529	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	101,958
89,990	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	92,516
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2529

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
97,474	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	$ 100,230
150,502	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	155,652
125,578	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	130,399
92,305	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	95,112
66,071	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	68,490
99,624	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	102,716
99,585	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	103,066
9,955	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	10,376
93,271	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	96,137
29,892	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	30,743
39,236	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	40,253
48,690	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	49,953
9,970	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	10,229
100,000	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	102,968
100,000	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	102,899
29,815	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,306
298,276	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	312,842
9,909	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,391
9,973	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,483
19,908	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	20,849
100,000	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	105,048
1,349,294	Federal National Mortgage Association, 1.500%, 3/1/42	1,082,565
100,000	Federal National Mortgage Association, 2.000%, 3/1/40 (TBA)	88,831
1,213,345	Federal National Mortgage Association, 2.000%, 11/1/50	945,655
106,305	Federal National Mortgage Association, 2.000%, 4/1/51	82,833
167,434	Federal National Mortgage Association, 2.000%, 3/1/52	130,869
1,400,000	Federal National Mortgage Association, 2.000%, 2/1/55 (TBA)	1,089,594
100,000	Federal National Mortgage Association, 2.500%, 2/1/40 (TBA)	91,008
14,993	Federal National Mortgage Association, 2.500%, 3/1/43	12,734
11,170	Federal National Mortgage Association, 2.500%, 4/1/43	9,479
4,915	Federal National Mortgage Association, 2.500%, 8/1/43	4,167
The accompanying notes are an integral part of these financial statements.
30Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,380	Federal National Mortgage Association, 2.500%, 4/1/45	$ 9,571
18,072	Federal National Mortgage Association, 2.500%, 4/1/45	15,143
9,243	Federal National Mortgage Association, 2.500%, 8/1/45	7,734
356,732	Federal National Mortgage Association, 2.500%, 8/1/50	298,449
715,645	Federal National Mortgage Association, 2.500%, 5/1/51	594,987
241,629	Federal National Mortgage Association, 2.500%, 5/1/51	201,015
479,783	Federal National Mortgage Association, 2.500%, 11/1/51	398,413
97,446	Federal National Mortgage Association, 2.500%, 12/1/51	80,575
800,959	Federal National Mortgage Association, 2.500%, 1/1/52	661,815
77,299	Federal National Mortgage Association, 2.500%, 2/1/52	64,129
237,724	Federal National Mortgage Association, 2.500%, 4/1/52	196,698
1,200,000	Federal National Mortgage Association, 2.500%, 2/1/55 (TBA)	977,877
21,942	Federal National Mortgage Association, 3.000%, 10/1/30	21,140
1,238	Federal National Mortgage Association, 3.000%, 5/1/46	1,091
3,235	Federal National Mortgage Association, 3.000%, 10/1/46	2,833
2,132	Federal National Mortgage Association, 3.000%, 1/1/47	1,867
8,733	Federal National Mortgage Association, 3.000%, 2/1/47	7,722
69,822	Federal National Mortgage Association, 3.000%, 3/1/47	61,235
35,656	Federal National Mortgage Association, 3.000%, 4/1/47	31,269
173,489	Federal National Mortgage Association, 3.000%, 8/1/50	150,286
276,300	Federal National Mortgage Association, 3.000%, 2/1/51	239,040
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2531

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
257,817	Federal National Mortgage Association, 3.000%, 11/1/51	$ 222,777
374,848	Federal National Mortgage Association, 3.000%, 1/1/52	324,091
163,145	Federal National Mortgage Association, 3.000%, 2/1/52	141,147
505,536	Federal National Mortgage Association, 3.000%, 3/1/52	438,996
86,684	Federal National Mortgage Association, 3.000%, 5/1/52	75,100
800,000	Federal National Mortgage Association, 3.000%, 2/1/55 (TBA)	680,270
80,349	Federal National Mortgage Association, 3.000%, 2/1/57	65,570
5,417	Federal National Mortgage Association, 3.500%, 2/1/49	4,892
187,119	Federal National Mortgage Association, 3.500%, 5/1/49	171,257
127,720	Federal National Mortgage Association, 3.500%, 5/1/49	116,376
15,806	Federal National Mortgage Association, 3.500%, 4/1/52	14,064
72,616	Federal National Mortgage Association, 3.500%, 4/1/52	64,715
141,291	Federal National Mortgage Association, 3.500%, 4/1/52	126,378
141,699	Federal National Mortgage Association, 3.500%, 5/1/52	126,400
1,300,000	Federal National Mortgage Association, 3.500%, 2/1/55 (TBA)	1,150,195
60,889	Federal National Mortgage Association, 4.000%, 10/1/40	57,373
270,301	Federal National Mortgage Association, 4.000%, 4/1/44	254,600
125,411	Federal National Mortgage Association, 4.000%, 7/1/51	115,483
29,936	Federal National Mortgage Association, 4.000%, 9/1/51	27,653
194,727	Federal National Mortgage Association, 4.000%, 10/1/52	178,222
100,000	Federal National Mortgage Association, 4.000%, 2/1/55 (TBA)	91,437
The accompanying notes are an integral part of these financial statements.
32Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
84,815	Federal National Mortgage Association, 4.500%, 9/1/43	$ 82,283
160,241	Federal National Mortgage Association, 4.500%, 12/1/43	153,410
53,733	Federal National Mortgage Association, 4.500%, 1/1/44	52,122
900,000	Federal National Mortgage Association, 4.500%, 2/1/55 (TBA)	846,914
34,047	Federal National Mortgage Association, 5.000%, 5/1/31	34,234
239,321	Federal National Mortgage Association, 5.000%, 8/1/52	231,832
87,194	Federal National Mortgage Association, 5.000%, 4/1/53	84,445
1,800,000	Federal National Mortgage Association, 5.000%, 2/1/55 (TBA)	1,738,060
1,786	Federal National Mortgage Association, 5.500%, 3/1/34	1,778
3,538	Federal National Mortgage Association, 5.500%, 12/1/34	3,573
19,465	Federal National Mortgage Association, 5.500%, 10/1/35	19,614
7,511	Federal National Mortgage Association, 5.500%, 12/1/35	7,605
9,038	Federal National Mortgage Association, 5.500%, 12/1/35	9,151
5,033	Federal National Mortgage Association, 5.500%, 5/1/37	5,082
54,586	Federal National Mortgage Association, 5.500%, 5/1/38	54,903
88,162	Federal National Mortgage Association, 5.500%, 9/1/39	88,988
83,502	Federal National Mortgage Association, 5.500%, 4/1/50	83,749
157,114	Federal National Mortgage Association, 5.500%, 4/1/50	157,643
79,639	Federal National Mortgage Association, 5.500%, 4/1/53	79,097
86,161	Federal National Mortgage Association, 5.500%, 4/1/53	85,522
82,073	Federal National Mortgage Association, 5.500%, 7/1/53	81,525
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2533

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
100,301	Federal National Mortgage Association, 5.500%, 7/1/54	$ 99,507
99,631	Federal National Mortgage Association, 5.500%, 10/1/54	98,805
99,909	Federal National Mortgage Association, 5.500%, 12/1/54	98,887
99,923	Federal National Mortgage Association, 5.500%, 1/1/55	98,912
1,500,000	Federal National Mortgage Association, 5.500%, 2/1/55 (TBA)	1,481,330
135	Federal National Mortgage Association, 6.000%, 9/1/29	137
532	Federal National Mortgage Association, 6.000%, 8/1/32	546
4,623	Federal National Mortgage Association, 6.000%, 12/1/33	4,686
4,209	Federal National Mortgage Association, 6.000%, 10/1/37	4,363
3,022	Federal National Mortgage Association, 6.000%, 12/1/37	3,126
44,484	Federal National Mortgage Association, 6.000%, 1/1/53	45,539
17,579	Federal National Mortgage Association, 6.000%, 1/1/53	17,901
86,639	Federal National Mortgage Association, 6.000%, 4/1/53	87,837
83,831	Federal National Mortgage Association, 6.000%, 5/1/53	86,137
77,033	Federal National Mortgage Association, 6.000%, 5/1/53	78,872
83,261	Federal National Mortgage Association, 6.000%, 6/1/53	85,144
83,440	Federal National Mortgage Association, 6.000%, 7/1/53	84,382
70,686	Federal National Mortgage Association, 6.000%, 7/1/53	71,893
75,838	Federal National Mortgage Association, 6.000%, 7/1/53	77,347
182,562	Federal National Mortgage Association, 6.000%, 8/1/53	185,743
343,952	Federal National Mortgage Association, 6.000%, 9/1/53	346,952
The accompanying notes are an integral part of these financial statements.
34Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
66,658	Federal National Mortgage Association, 6.000%, 2/1/54	$ 67,190
97,544	Federal National Mortgage Association, 6.000%, 8/1/54	98,668
134,439	Federal National Mortgage Association, 6.000%, 9/1/54	135,423
124,491	Federal National Mortgage Association, 6.000%, 9/1/54	125,399
108,467	Federal National Mortgage Association, 6.000%, 9/1/54	109,359
141,897	Federal National Mortgage Association, 6.000%, 9/1/54	142,935
141,766	Federal National Mortgage Association, 6.000%, 9/1/54	142,800
137,312	Federal National Mortgage Association, 6.000%, 9/1/54	138,509
98,436	Federal National Mortgage Association, 6.000%, 10/1/54	99,740
99,875	Federal National Mortgage Association, 6.000%, 12/1/54	101,198
800,000	Federal National Mortgage Association, 6.000%, 2/1/55 (TBA)	805,435
2,877	Federal National Mortgage Association, 6.500%, 4/1/29	2,913
1,882	Federal National Mortgage Association, 6.500%, 7/1/29	1,944
5,181	Federal National Mortgage Association, 6.500%, 5/1/32	5,336
4,567	Federal National Mortgage Association, 6.500%, 9/1/32	4,686
2,573	Federal National Mortgage Association, 6.500%, 10/1/32	2,640
75,653	Federal National Mortgage Association, 6.500%, 3/1/53	78,606
74,169	Federal National Mortgage Association, 6.500%, 8/1/53	76,955
83,888	Federal National Mortgage Association, 6.500%, 8/1/53	87,164
39,580	Federal National Mortgage Association, 6.500%, 8/1/53	40,829
165,850	Federal National Mortgage Association, 6.500%, 9/1/53	172,326
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2535

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
82,255	Federal National Mortgage Association, 6.500%, 9/1/53	$ 85,345
119,624	Federal National Mortgage Association, 6.500%, 7/1/54	123,038
134,576	Federal National Mortgage Association, 6.500%, 7/1/54	138,354
115,427	Federal National Mortgage Association, 6.500%, 7/1/54	118,879
191,185	Federal National Mortgage Association, 6.500%, 8/1/54	196,551
198,721	Federal National Mortgage Association, 6.500%, 8/1/54	205,773
96,851	Federal National Mortgage Association, 6.500%, 8/1/54	99,714
96,747	Federal National Mortgage Association, 6.500%, 9/1/54	99,482
97,790	Federal National Mortgage Association, 6.500%, 9/1/54	100,865
99,491	Federal National Mortgage Association, 6.500%, 9/1/54	102,489
9,969	Federal National Mortgage Association, 6.500%, 9/1/54	10,320
99,268	Federal National Mortgage Association, 6.500%, 9/1/54	102,404
99,163	Federal National Mortgage Association, 6.500%, 9/1/54	102,220
99,500	Federal National Mortgage Association, 6.500%, 9/1/54	102,278
99,436	Federal National Mortgage Association, 6.500%, 9/1/54	102,091
1,100,000	Federal National Mortgage Association, 6.500%, 2/1/55 (TBA)	1,127,714
100,000	Federal National Mortgage Association, 6.500%, 3/1/55 (TBA)	102,316
7,666	Federal National Mortgage Association, 7.000%, 1/1/36	8,028
3,220	Federal National Mortgage Association, 7.000%, 9/1/54	3,380
400,000	Federal National Mortgage Association, 7.000%, 3/1/55 (TBA)	416,225
800,000	Government National Mortgage Association, 2.000%, 2/20/55 (TBA)	640,625
The accompanying notes are an integral part of these financial statements.
36Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
800,000	Government National Mortgage Association, 2.500%, 2/20/55 (TBA)	$ 668,793
500,000	Government National Mortgage Association, 3.000%, 2/20/55 (TBA)	435,090
200,000	Government National Mortgage Association, 4.000%, 2/20/55 (TBA)	184,156
200,000	Government National Mortgage Association, 5.000%, 2/1/55 (TBA)	194,344
300,000	Government National Mortgage Association, 5.500%, 2/20/55 (TBA)	297,844
300,000	Government National Mortgage Association, 6.000%, 2/20/54 (TBA)	302,531
300,000	Government National Mortgage Association, 6.500%, 2/20/55 (TBA)	305,686
56,597	Government National Mortgage Association I, 3.500%, 11/15/41	52,171
6,982	Government National Mortgage Association I, 3.500%, 10/15/42	6,409
98,156	Government National Mortgage Association I, 4.000%, 9/15/41	92,193
16,151	Government National Mortgage Association I, 4.000%, 4/15/45	15,164
28,071	Government National Mortgage Association I, 4.000%, 6/15/45	26,471
16,362	Government National Mortgage Association I, 4.500%, 5/15/39	15,879
3,279	Government National Mortgage Association I, 5.500%, 8/15/33	3,327
6,751	Government National Mortgage Association I, 5.500%, 9/15/33	6,731
4,181	Government National Mortgage Association I, 6.000%, 10/15/33	4,336
7,466	Government National Mortgage Association I, 6.000%, 9/15/34	7,666
18,813	Government National Mortgage Association I, 6.000%, 9/15/38	19,552
149	Government National Mortgage Association I, 6.500%, 10/15/28	150
3,304	Government National Mortgage Association I, 6.500%, 5/15/31	3,334
4,478	Government National Mortgage Association I, 6.500%, 6/15/32	4,595
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2537

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,899	Government National Mortgage Association I, 6.500%, 12/15/32	$ 6,052
9,594	Government National Mortgage Association I, 6.500%, 5/15/33	9,742
72	Government National Mortgage Association I, 7.000%, 8/15/28	73
1,623	Government National Mortgage Association I, 8.000%, 2/15/30	1,621
193,483	Government National Mortgage Association II, 2.000%, 3/20/52	155,028
288,270	Government National Mortgage Association II, 2.500%, 4/20/52	241,195
192,185	Government National Mortgage Association II, 3.000%, 5/20/52	167,394
187,960	Government National Mortgage Association II, 3.500%, 6/20/44	170,437
101,665	Government National Mortgage Association II, 3.500%, 7/20/47	92,100
95,921	Government National Mortgage Association II, 3.500%, 8/20/52	85,868
2,400,672	Government National Mortgage Association II, 3.500%, 12/20/54	2,149,076
23,775	Government National Mortgage Association II, 4.500%, 9/20/44	22,866
10,979	Government National Mortgage Association II, 4.500%, 10/20/44	10,606
21,555	Government National Mortgage Association II, 4.500%, 11/20/44	20,823
53,560	Government National Mortgage Association II, 4.500%, 9/20/48	51,357
109,997	Government National Mortgage Association II, 4.500%, 3/20/49	105,447
31,940	Government National Mortgage Association II, 4.500%, 4/20/49	30,618
105,911	Government National Mortgage Association II, 5.000%, 4/20/38	105,459
7,498	Government National Mortgage Association II, 5.500%, 2/20/34	7,608
81,439	Government National Mortgage Association II, 5.500%, 9/20/52	81,218
8,213	Government National Mortgage Association II, 6.500%, 11/20/28	8,376
The accompanying notes are an integral part of these financial statements.
38Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
558	Government National Mortgage Association II, 7.500%, 9/20/29	$ 571
1,982,900	U.S. Treasury Bonds, 3.000%, 2/15/48	1,459,445
7,338,200	U.S. Treasury Bonds, 3.125%, 5/15/48	5,514,543
2,380,400	U.S. Treasury Bonds, 4.375%, 8/15/43	2,246,688
4,739,000	U.S. Treasury Notes, 1.125%, 2/15/31	3,929,853
700,000	U.S. Treasury Notes, 3.500%, 2/15/33	653,406
	Total U.S. Government and Agency Obligations (Cost $56,627,754)	$53,667,693

Shares
	SHORT TERM INVESTMENTS — 2.8% of Net Assets
	Open-End Fund — 2.8%
11,932,733(j)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 11,932,733
		$11,932,733

	TOTAL SHORT TERM INVESTMENTS (Cost $11,932,733)	$11,932,733

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.2% (Cost $344,539,642)	$428,373,241
		Net Realized Gain (Loss) for the period ended 1/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 1/31/25	Capital Gain Distributions for the period ended 1/31/25	Dividend Income for the period ended 1/31/25	Value
	Affiliated Issuer — 0.3%
	Closed-End Fund — 0.3% of Net Assets
148,222(k)	Pioneer ILS Interval Fund	$—	$(60,607)	$—	$152,571	$ 1,305,836
	Total Investments in Affiliated Issuer — 0.3% (Cost $1,445,570)					$1,305,836

The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2539

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	TBA Sales Commitments — (0.6)% of Net Assets
	U.S. Government and Agency Obligations — (0.6)%
(100,000)	Federal National Mortgage Association, 5.500%, 2/1/40 (TBA)	$ (100,889)
(400,000)	Federal National Mortgage Association, 7.000%, 4/1/55 (TBA)	(415,678)
(2,400,000)	Government National Mortgage Association, 3.500%, 2/20/55 (TBA)	(2,147,438)
	TOTAL TBA SALES COMMITMENTS (Proceeds $2,654,153)	$(2,664,005)

	OTHER ASSETS AND LIABILITIES — (1.9)%	$(8,115,283)
	net assets — 100.0%	$418,899,789

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $56,750,125, or 13.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2025.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
The accompanying notes are an integral part of these financial statements.
40Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2025.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Blue Ridge Re	11/14/2023	$250,000	$253,700
Bonanza Re	12/16/2024	250,000	249,025
FloodSmart Re	12/11/2024	255,200	251,000
Four Lakes Re	12/8/2023	250,000	254,150
Galileo Re	12/4/2023	250,000	263,950
Gateway Re	1/15/2025	256,187	254,075
High Point Re	12/1/2023	250,000	254,225
Mystic Re	12/12/2023	250,000	261,050
Residential Re	11/7/2023	250,000	261,550
Residential Re	11/4/2024	250,000	253,925
Sanders Re	1/16/2024	250,000	261,250
Total Restricted Securities			$2,817,900
% of Net assets			0.7%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
47	U.S. 2 Year Note (CBT)	3/31/25	$9,660,817	$9,664,375	$3,558
394	U.S. 5 Year Note (CBT)	3/31/25	42,027,554	41,917,908	(109,646)
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2541

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
32	U.S. 10 Year Note (CBT)	3/20/25	$3,492,550	$3,483,000	$(9,550)
59	U.S. 10 Year Ultra Bond	3/20/25	6,597,595	6,571,125	(26,470)
			$61,778,516	$61,636,408	$(142,108)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
13	U.S. Ultra Bond (CBT)	3/20/25	$(1,570,580)	$(1,540,094)	$30,486
10	U.S. Long Bond (CBT)	3/20/25	(1,165,911)	(1,139,062)	26,849
			$(2,736,491)	$(2,679,156)	$57,335
TOTAL FUTURES CONTRACTS			$59,042,025	$58,957,252	$(84,773)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments, in-kind redemptions and all derivative contracts except for options purchased) for the six months ended January 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$—	$20,286,824
Other Long-Term Securities	$85,559,253	$65,381,662
At January 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $347,030,925 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$99,940,918
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,041,544)
Net unrealized appreciation	$79,899,374
The accompanying notes are an integral part of these financial statements.
42Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$582,893	$—	$582,893
Common Stocks	271,674,069	—	—	271,674,069
Asset Backed Securities	—	16,095,397	—	16,095,397
Collateralized Mortgage Obligations	—	11,510,786	—	11,510,786
Commercial Mortgage-Backed Securities	—	6,583,281	—	6,583,281
Corporate Bonds	—	51,480,278	—	51,480,278
Municipal Bonds	—	168,256	—	168,256
Preferred Stock	1,463,133	—	—	1,463,133
Insurance-Linked Securities
Event Linked Bonds	—	2,817,900	—	2,817,900
Foreign Government Bonds	—	396,822	—	396,822
U.S. Government and Agency Obligations	—	53,667,693	—	53,667,693
Open-End Fund	11,932,733	—	—	11,932,733
Affiliated Closed-End Fund	1,305,836	—	—	1,305,836
Total Investments in Securities	$286,375,771	$143,303,306	$—	$429,679,077
Liabilities
TBA Sales Commitments	$—	$(2,664,005)	$—	$(2,664,005)
Total Liabilities	$—	$(2,664,005)	$—	$(2,664,005)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(84,773)	$—	$—	$(84,773)
Total Other Financial Instruments	$(84,773)	$—	$—	$(84,773)
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2543

Statement of Assets and Liabilities  |  1/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $344,539,642)	$428,373,241
Investments in affiliated issuers, at value (cost $1,445,570)	1,305,836
Cash	889
Futures collateral	1,183,698
Due from broker for futures	114,045
Receivables —
Investment securities sold	5,198,036
Fund shares sold	375,215
Dividends	336,189
Interest	1,052,456
Other assets	52,538
Total assets	$437,992,143
LIABILITIES:
Foreign currency due to custodian	$23
Payables —
Investment securities purchased	15,916,656
Fund shares repurchased	184,849
Trustees’ fees	1,816
Interest expense	5,704
Variation margin for futures contracts	114,045
TBA sales commitments, at value (net proceeds received $2,654,153)	2,664,005
Management fees	16,977
Administrative expenses	13,525
Distribution fees	8,431
Accrued expenses	166,323
Total liabilities	$19,092,354
NET ASSETS:
Paid-in capital	$308,408,225
Distributable earnings	110,491,564
Net assets	$418,899,789
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $273,183,231/24,129,402 shares)	$11.32
Class C (based on $31,812,766/2,844,659 shares)	$11.18
Class K (based on $41,731,382/3,697,696 shares)	$11.29
Class R (based on $5,548,962/490,090 shares)	$11.32
Class Y (based on $66,623,448/5,842,802 shares)	$11.40
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.32 net asset value per share/100%-4.50% maximum sales charge)	$11.85
The accompanying notes are an integral part of these financial statements.
44Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $376)	$3,876,421
Dividends from unaffiliated issuers (net of foreign taxes withheld $40,109)	2,303,149
Dividends from affiliated issuers	152,571
Total Investment Income		$6,332,141
EXPENSES:
Management fees	$1,074,637
Administrative expenses	73,241
Transfer agent fees
Class A	61,335
Class C	7,804
Class K	149
Class R	4,500
Class Y	34,860
Distribution fees
Class A	353,524
Class C	164,680
Class R	13,699
Shareholder communications expense	15,858
Custodian fees	2,845
Registration fees	41,278
Professional fees	37,826
Printing expense	3,475
Officers’ and Trustees’ fees	9,869
Insurance expense	3,085
Miscellaneous	27,500
Total expenses		$1,930,165
Less fees waived and expenses reimbursed by the Adviser		(11,237)
Net expenses		$1,918,928
Net investment income		$4,413,213
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$9,303,662
Class action lawsuit	58,719
In-kind redemptions	24,966,687
TBA sales commitments	(19,775)
Futures contracts	384,546
Other assets and liabilities denominated in foreign currencies	1,537	$34,695,376
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(20,335,177)
Investments in affiliated issuers	(60,607)
TBA sales commitments	7,282
Futures contracts	(806,821)
Other assets and liabilities denominated in foreign currencies	(2,731)	$(21,198,054)
Net realized and unrealized gain (loss) on investments		$13,497,322
Net increase in net assets resulting from operations		$17,910,535
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2545

Statements of Changes in Net Assets
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$4,413,213	$8,295,003
Net realized gain (loss) on investments	34,695,376	2,807,231
Change in net unrealized appreciation (depreciation) on investments	(21,198,054)	38,585,499
Net increase in net assets resulting from operations	$17,910,535	$49,687,733
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.16 and $0.21 per share, respectively)	$(4,028,063)	$(5,433,199)
Class C ($0.12 and $0.14 per share, respectively)	(349,314)	(450,617)
Class K ($0.18 and $0.24 per share, respectively)	(657,335)	(850,617)
Class R ($0.14 and $0.19 per share, respectively)	(67,734)	(82,560)
Class Y ($0.18 and $0.24 per share, respectively)	(1,040,696)	(1,512,672)
Total distributions to shareholders	$(6,143,142)	$(8,329,665)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$56,063,137	$53,345,220
Reinvestment of distributions	6,063,571	8,204,257
Cost of shares repurchased	(46,704,268)	(91,765,773)
In-kind redemptions	(35,000,000)	—
Net decrease in net assets resulting from Fund share transactions	$(19,577,560)	$(30,216,296)
Net increase (decrease) in net assets	$(7,810,167)	$11,141,772
NET ASSETS:
Beginning of period	$426,709,956	$415,568,184
End of period	$418,899,789	$426,709,956
The accompanying notes are an integral part of these financial statements.
46Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 Shares (unaudited)	Six Months Ended 1/31/25 Amount (unaudited)	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A
Shares sold	653,346	$7,322,573	1,792,550	$18,486,137
Reinvestment of distributions	352,034	3,956,063	509,442	5,323,776
Less shares repurchased	(2,435,253)	(27,143,437)	(3,964,687)	(40,939,136)
Net decrease	(1,429,873)	$(15,864,801)	(1,662,695)	$(17,129,223)
Class C
Shares sold	126,612	$1,406,236	329,756	$3,408,134
Reinvestment of distributions	31,406	349,313	43,859	450,617
Less shares repurchased	(397,753)	(4,400,918)	(941,006)	(9,474,429)
Net decrease	(239,735)	$(2,645,369)	(567,391)	$(5,615,678)
Class K
Shares sold	401,107	$4,477,076	890,679	$9,324,166
Reinvestment of distributions	58,727	657,335	81,711	850,617
Less shares repurchased	(407,921)	(4,573,911)	(1,191,760)	(12,093,143)
Net increase (decrease)	51,913	$560,500	(219,370)	$(1,918,360)
Class R
Shares sold	72,803	$815,469	168,724	$1,763,693
Reinvestment of distributions	6,023	67,734	7,866	82,560
Less shares repurchased	(82,121)	(919,255)	(79,282)	(820,605)
Net increase (decrease)	(3,295)	$(36,052)	97,308	$1,025,648
Class Y
Shares sold	3,746,136	$42,041,783	1,937,045	$20,363,090
Reinvestment of distributions	91,325	1,033,126	142,100	1,496,687
Less shares repurchased	(858,942)	(9,666,747)	(2,720,557)	(28,438,460)
In-kind redemptions	(3,122,212)	(35,000,000)	—	—
Net decrease	(143,693)	$(1,591,838)	(641,412)	$(6,578,683)
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2547

Financial Highlights
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class A
Net asset value, beginning of period	$11.01	$9.95	$9.66	$11.31	$9.72	$9.57
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.12	$0.21	$0.19	$0.11	$0.12	$0.15
Net realized and unrealized gain (loss) on investments	0.35	1.06	0.41	(0.85)	1.84	0.54
Net increase (decrease) from investment operations	$0.47	$1.27	$0.60	$(0.74)	$1.96	$0.69
Distributions to shareholders:
Net investment income	$(0.12)	$(0.21)	$(0.18)	$(0.13)	$(0.11)	$(0.15)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)	(0.39)
Total distributions	$(0.16)	$(0.21)	$(0.31)	$(0.91)	$(0.37)	$(0.54)
Net increase (decrease) in net asset value	$0.31	$1.06	$0.29	$(1.65)	$1.59	$0.15
Net asset value, end of period	$11.32	$11.01	$9.95	$9.66	$11.31	$9.72
Total return (b)	4.30%(c)(d)	12.85%(e)	6.51%	(7.23)%	20.60%	7.55%
Ratio of net expenses to average net assets	0.89%(f)	0.93%	0.94%	0.95%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	2.06%(f)	2.01%	2.02%	1.07%	1.12%	1.65%
Portfolio turnover rate	21%(d)(g)	33%	44%	40%	54%	65%
Net assets, end of period (in thousands)	$273,183	$281,325	$270,804	$279,982	$301,068	$233,421
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.89%(f)	0.93%	0.96%	0.95%	1.00%	1.04%
Net investment income (loss) to average net assets	2.06%(f)	2.01%	2.00%	1.07%	1.11%	1.60%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the six months ended January 31, 2025, the Fund’s total return includes gains in settlement of a class action lawsuit. The impact on Class A’s total return was less than 0.005%.
(d)	Not annualized.
(e)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
48Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class C
Net asset value, beginning of period	$10.87	$9.84	$9.57	$11.21	$9.65	$9.50
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.07	$0.13	$0.12	$0.03	$0.04	$0.09
Net realized and unrealized gain (loss) on investments	0.36	1.04	0.40	(0.84)	1.82	0.54
Net increase (decrease) from investment operations	$0.43	$1.17	$0.52	$(0.81)	$1.86	$0.63
Distributions to shareholders:
Net investment income	$(0.08)	$(0.14)	$(0.12)	$(0.05)	$(0.04)	$(0.09)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)	(0.39)
Total distributions	$(0.12)	$(0.14)	$(0.25)	$(0.83)	$(0.30)	$(0.48)
Net increase (decrease) in net asset value	$0.31	$1.03	$0.27	$(1.64)	$1.56	$0.15
Net asset value, end of period	$11.18	$10.87	$9.84	$9.57	$11.21	$9.65
Total return (b)	3.96%(c)(d)	11.95%(e)	5.69%	(7.92)%	19.63%	6.82%
Ratio of net expenses to average net assets	1.64%(f)	1.68%	1.69%	1.68%	1.72%	1.72%
Ratio of net investment income (loss) to average net assets	1.30%(f)	1.27%	1.28%	0.33%	0.41%	0.92%
Portfolio turnover rate	21%(d)(g)	33%	44%	40%	54%	65%
Net assets, end of period (in thousands)	$31,813	$33,543	$35,936	$43,776	$55,342	$56,387
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.65%(f)	1.68%	1.70%	1.69%	1.73%	1.76%
Net investment income (loss) to average net assets	1.29%(f)	1.27%	1.27%	0.32%	0.40%	0.88%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the six months ended January 31, 2025, the Fund’s total return includes gains in settlement of a class action lawsuit. The impact on Class C’s total return was less than 0.005%.
(d)	Not annualized.
(e)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2549

Financial Highlights  (continued)
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class K
Net asset value, beginning of period	$10.97	$9.92	$9.64	$11.29	$9.71	$9.56
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.13	$0.24	$0.22	$0.15	$0.15	$0.18
Net realized and unrealized gain (loss) on investments	0.37	1.05	0.40	(0.85)	1.84	0.54
Net increase (decrease) from investment operations	$0.50	$1.29	$0.62	$(0.70)	$1.99	$0.72
Distributions to shareholders:
Net investment income	$(0.14)	$(0.24)	$(0.21)	$(0.17)	$(0.15)	$(0.18)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)	(0.39)
Total distributions	$(0.18)	$(0.24)	$(0.34)	$(0.95)	$(0.41)	$(0.57)
Net increase (decrease) in net asset value	$0.32	$1.05	$0.28	$(1.65)	$1.58	$0.15
Net asset value, end of period	$11.29	$10.97	$9.92	$9.64	$11.29	$9.71
Total return (b)	4.58%(c)(d)	13.19%(e)	6.72%	(6.90)%	20.96%	7.93%
Ratio of net expenses to average net assets	0.59%(f)	0.62%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.35%(f)	2.32%	2.35%	1.44%	1.43%	1.95%
Portfolio turnover rate	21%(d)(g)	33%	44%	40%	54%	65%
Net assets, end of period (in thousands)	$41,731	$40,010	$38,360	$7,732	$2,575	$606
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.60%(f)	0.63%	0.66%	0.65%	0.70%	0.71%
Net investment income (loss) to average net assets	2.34%(f)	2.31%	2.34%	1.44%	1.38%	1.89%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended January 31, 2025, the total return would have been 4.49%.
(d)	Not annualized.
(e)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
50Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class R
Net asset value, beginning of period	$11.01	$9.97	$9.68	$11.33	$9.75	$9.59
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.09	$0.17	$0.16	$0.09	$0.09	$0.12
Net realized and unrealized gain (loss) on investments	0.36	1.06	0.41	(0.86)	1.83	0.56
Net increase (decrease) from investment operations	$0.45	$1.23	$0.57	$(0.77)	$1.92	$0.68
Distributions to shareholders:
Net investment income	$(0.10)	$(0.19)	$(0.15)	$(0.10)	$(0.08)	$(0.13)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)	(0.39)
Total distributions	$(0.14)	$(0.19)	$(0.28)	$(0.88)	$(0.34)	$(0.52)
Net increase (decrease) in net asset value	$0.31	$1.04	$0.29	$(1.65)	$1.58	$0.16
Net asset value, end of period	$11.32	$11.01	$9.97	$9.68	$11.33	$9.75
Total return (b)	4.12%(c)(d)	12.43%(e)	6.19%	(7.45)%	20.12%	7.32%
Ratio of net expenses to average net assets	1.26%(f)	1.28%	1.25%	1.20%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	1.68%(f)	1.65%	1.73%	0.84%	0.81%	1.32%
Portfolio turnover rate	21%(d)(g)	33%	44%	40%	54%	65%
Net assets, end of period (in thousands)	$5,549	$5,432	$3,948	$2,884	$2,383	$2,047
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.27%(f)	1.29%	1.26%	1.20%	1.45%	1.59%
Net investment income (loss) to average net assets	1.67%(f)	1.64%	1.72%	0.84%	0.66%	1.03%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the six months ended January 31, 2025, the Fund’s total return includes gains in settlement of a class action lawsuit. The impact on Class R’s total return was less than 0.005%.
(d)	Not annualized.
(e)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2551

Financial Highlights  (continued)
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class Y
Net asset value, beginning of period	$11.09	$10.04	$9.74	$11.39	$9.79	$9.64
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.13	$0.23	$0.22	$0.14	$0.15	$0.19
Net realized and unrealized gain (loss) on investments	0.36	1.06	0.41	(0.85)	1.86	0.54
Net increase (decrease) from investment operations	$0.49	$1.29	$0.63	$(0.71)	$2.01	$0.73
Distributions to shareholders:
Net investment income	$(0.14)	$(0.24)	$(0.20)	$(0.16)	$(0.15)	$(0.19)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)	(0.39)
Total distributions	$(0.18)	$(0.24)	$(0.33)	$(0.94)	$(0.41)	$(0.58)
Net increase (decrease) in net asset value	$0.31	$1.05	$0.30	$(1.65)	$1.60	$0.15
Net asset value, end of period	$11.40	$11.09	$10.04	$9.74	$11.39	$9.79
Total return (b)	4.42%(c)(d)	13.03%(e)	6.85%	(6.95)%	20.99%	7.95%
Ratio of net expenses to average net assets	0.69%(f)	0.72%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.25%(f)	2.23%	2.32%	1.37%	1.46%	1.99%
Portfolio turnover rate	21%(d)(g)	33%	44%	40%	54%	65%
Net assets, end of period (in thousands)	$66,623	$66,401	$66,521	$73,819	$71,290	$53,142
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.70%(f)	0.74%	0.75%	0.75%	0.77%	0.82%
Net investment income (loss) to average net assets	2.24%(f)	2.21%	2.22%	1.27%	1.34%	1.82%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the six months ended January 31, 2025, the Fund’s total return includes gains in settlement of a class action lawsuit. The impact on Class Y’s total return was less than 0.005%.
(d)	Not annualized.
(e)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(f)	Annualized.
(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
52Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

Notes to Financial Statements  |  1/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Balanced ESG Fund (the “Fund”) is one of the portfolios comprising Pioneer Series Trust IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek capital growth and current income through a diversified portfolio of equity securities and bonds.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s Adviser. Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR").
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2553

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party
54Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2555

Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of
56Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2557

A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$8,329,665
Total	$8,329,665
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$388,297
Capital loss carryforward	(5,294,563)
Net unrealized appreciation	103,630,437
Total	$98,724,171
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, the tax treatment of premium and amortization, the mark to market of futures contracts, adjustments related to insurance-linked securities and adjustments related to perpetual bonds.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $10,684 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2025.
58Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2559

nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Adviser allocates the Fund’s assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of the Fund’s net assets. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack
60Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2561

The Fund’s ESG criteria exclude securities of issuers in certain industries, and the Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG criteria or ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG criteria or ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG criteria or ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which
62Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2563

particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of January 31, 2025, no collateral was pledged or received by the Fund.
I.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at January 31, 2025 are listed in the Schedule of Investments.
J.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized
64Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Additionally, the Fund may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Fund’s investment in Pioneer ILS Interval Fund at January 31, 2025 is listed in the Schedule of Investments.
K.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2565

L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at January 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended January 31, 2025 were $51,902,786 and $2,732,855, respectively. Open futures contracts outstanding at January 31, 2025 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and 0.45% of the Fund’s average daily net assets over $1 billion. For the six months ended
66Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

January 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% (annualized) of the Fund’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Fund’s assets invested in Pioneer ILS Interval Fund, an afﬁliated fund managed by the Adviser. For the six months ended January 31, 2025, the Adviser waived $11,237 in management fees with respect to the Fund, which is reﬂected on the Statement of Operations as an expense waiver.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.99%, 0.75%, 1.30% and 0.75% of the average daily net assets attributable to Class A, Class K, Class R and Class Y shares, respectively. These expense limitations are in effect through December 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended January 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $16,977 in management fees payable to the Adviser at January 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended January 31, 2025, the Fund paid $9,869 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At January 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,816 and a payable for administrative expenses of $13,525, which includes the payable for Officers’ compensation.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2567

4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$12,311
Class C	1,446
Class K	642
Class R	303
Class Y	1,156
Total	$15,858
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $8,431 in distribution fees payable to the Distributor at January 31, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
68Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2025, CDSCs in the amount of $1,984 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended January 31, 2025, the Fund had no borrowings under the credit facility.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2569

7. Transactions in Underlying Funds
An affiliated issuer is a company in which the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company which is under common ownership or control. At January 31, 2025, the value of the Fund’s investments in affiliated issuers was $1,305,836, which represents 0.3% of the Fund’s net assets.
Transactions in affiliated issuers by the Fund for the six months ended January 31, 2025 were as follows:
Name of the Affiliated Issuer	Value at July 31, 2024	Purchases Costs	Change in Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at January 31, 2025	Value at January 31, 2025
Pioneer ILS Interval Fund	$1,213,872	$—	$(60,607)	$—	$152,571	$—	148,222	$1,305,836
Total	$1,213,872	$—	$(60,607)	$—	$152,571	$—	148,222	$1,305,836
Annual and semi-annual reports for the Pioneer ILS Interval Fund are available on the funds’ web page(s) at www.amundi.com/us.
70Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$84,773	$—	$—	$—	$—
Total Value	$84,773	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2571

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$384,546	$—	$—	$—	$—
Total Value	$384,546	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(806,821)	$—	$—	$—	$—
Total Value	$(806,821)	$—	$—	$—	$—
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of January 31, 2025, the Fund had no unfunded loan commitments outstanding.
10. In-Kind Redemption
In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted the Board, a Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the six months ended January 31, 2025, the Fund recorded a redemption in-kind of portfolio securities and cash that was valued at $35,000,000. The redeeming shareholder received a pro-rata share of the securities held by the Fund. The distribution of such securities generated a realized gain of $24,966,687 for the Fund, which is reflected on the Statement of Operations.
72Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

11. Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2573

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Balanced ESG Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
74Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2575

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into
76Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Pioneer Balanced ESG Fund | Semiannual Report | 1/31/2577

Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
78Pioneer Balanced ESG Fund | Semiannual Report | 1/31/25

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2025 Amundi Asset Management US, Inc. 18831-19-0325

Pioneer Multi-Asset Income Fund
Semiannual Report  |  January 31, 2025

A: PMAIX	C: PMACX	K: PMFKX	R: PMFRX	Y: PMFYX

visit us: www.amundi.com/us

Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/251

Schedule of Investments  |  1/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.5%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Advanced Materials — 0.0%†
950,828	Groupe Solmax, Inc., Initial Term Loan, 9.34% (Term SOFR + 475 bps), 5/29/28	$ 878,565
	Total Advanced Materials	$878,565

	Advertising Sales — 0.0%†
498,439	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.426% (Term SOFR + 400 bps), 8/21/28	$ 499,997
	Total Advertising Sales	$499,997

	Auto Parts & Equipment — 0.0%†
962,500	First Brands Group LLC, First Lien 2021 Term Loan, 9.552% (Term SOFR + 500 bps), 3/30/27	$ 946,859
	Total Auto Parts & Equipment	$946,859

	Casino Services — 0.0%†
14,067	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.952% (Term SOFR + 765 bps), 10/2/28	$ 13,012
28,218	Lucky Bucks LLC, Priority Second Out Term Loan, 11.952% (Term SOFR + 765 bps), 10/2/29	23,844
	Total Casino Services	$36,856

	Chemicals-Specialty — 0.0%†
313,079	Mativ Holdings, Inc., Term B Loan, 8.176% (Term SOFR + 375 bps), 4/20/28	$ 312,883
	Total Chemicals-Specialty	$312,883

	Diagnostic Equipment — 0.0%†
482,500	Curia Global, Inc., 2021 First Lien Term Loan, 8.162% (Term SOFR + 375 bps), 8/30/26	$ 461,793
	Total Diagnostic Equipment	$461,793

	Dialysis Centers — 0.0%†
818,121	U.S. Renal Care, Inc., Closing Date Term Loan, 9.426% (Term SOFR + 500 bps), 6/20/28	$ 763,579
	Total Dialysis Centers	$763,579

The accompanying notes are an integral part of these financial statements.
2Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Electric-Generation — 0.0%†
346,814	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.562% (Term SOFR + 525 bps), 4/3/28	$ 347,619
	Total Electric-Generation	$347,619

	Investment Management & Advisory Services — 0.1%
1,533,549	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.291% (Term SOFR + 500 bps), 5/30/27	$ 1,486,584
	Total Investment Management & Advisory Services	$1,486,584

	Total Senior Secured Floating Rate Loan Interests (Cost $5,841,105)	$5,734,735

Shares
	Common Stocks — 49.1% of Net Assets
	Aerospace & Defense — 0.7%
762,823	Hensoldt AG	$ 30,688,653
	Total Aerospace & Defense	$30,688,653

	Air Freight & Logistics — 0.2%
337,254	Cia de Distribucion Integral Logista Holdings S.A.	$ 10,209,128
	Total Air Freight & Logistics	$10,209,128

	Automobile Components — 0.2%
276,300	Bridgestone Corp.	$ 9,956,741
	Total Automobile Components	$9,956,741

	Automobiles — 1.0%
17,513	Hyundai Motor Co.	$ 2,482,917
38,054	Kia Corp.	2,671,375
2,219,300	Subaru Corp.	38,921,280
	Total Automobiles	$44,075,572

	Banks — 15.5%
7,011,959	ABN AMRO Bank NV (C.V.A.) (144A)	$ 117,951,255
2,283,634	Bank of America Corp.	105,732,254
5,833,561	Bank of Ireland Group Plc	58,266,116
678,192	Citizens Financial Group, Inc.	32,261,593
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/253

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Banks — (continued)
416,240	Danske Bank A/S	$ 12,446,752
172,354	DNB Bank ASA	3,666,750
9,185,371	Eurobank Ergasias Services and Holdings S.A.	23,088,534
711,706	FinecoBank Banca Fineco S.p.A.	13,577,775
2,596,120	First Horizon Corp.	56,829,067
1,071,354	Hana Financial Group, Inc.	44,609,028
1,008,268	Huntington Bancshares, Inc.	17,342,210
4,942,185	Intesa Sanpaolo S.p.A.	21,497,606
1,094,402	KB Financial Group, Inc.	69,068,591
114,289	KeyCorp.	2,054,916
111,880	Komercni Banka AS	4,105,663
1,789,906	National Bank of Greece S.A.	15,560,390
935,931	Nordea Bank Abp	11,146,332
438,490	Regions Financial Corp.	10,804,394
1,803,975	Standard Chartered Plc	24,425,295
473,967	UniCredit S.p.A.	21,841,019
88,172	US Bancorp	4,212,858
	Total Banks	$670,488,398

	Beverages — 0.1%
126,853(b)	Celsius Holdings, Inc.	$ 3,168,788
	Total Beverages	$3,168,788

	Capital Markets — 1.7%
713,747	State Street Corp.	$ 72,530,970
	Total Capital Markets	$72,530,970

	Chemicals — 0.3%
40,699	Air Products and Chemicals, Inc.	$ 13,644,747
1,552,813	Chevron Lubricants Lanka Plc	832,799
	Total Chemicals	$14,477,546

	Communications Equipment — 2.4%
1,698,024	Cisco Systems, Inc.	$ 102,900,254
	Total Communications Equipment	$102,900,254

	Construction & Engineering — 0.0%†
4,081(b)	LB New Holdco	$ 17,344
	Total Construction & Engineering	$17,344

	Construction Materials — 0.7%
321,327	CRH Plc	$ 31,821,013
	Total Construction Materials	$31,821,013

The accompanying notes are an integral part of these financial statements.
4Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Shares		Value
	Consumer Staples Distribution & Retail — 0.0%
195,032+#	Magnit PJSC	$ —
48,325(b)+#	X5 Retail Group NV (G.D.R.)	—
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 0.4%
470,010	Verizon Communications, Inc.	$ 18,513,694
	Total Diversified Telecommunication Services	$18,513,694

	Electric Utilities — 2.4%
1,569,195	Eversource Energy	$ 90,511,168
297,785	FirstEnergy Corp.	11,851,843
	Total Electric Utilities	$102,363,011

	Electrical Equipment — 0.6%
265,700	Fuji Electric Co., Ltd.	$ 12,737,222
729,800	Mitsubishi Electric Corp.	12,100,201
	Total Electrical Equipment	$24,837,423

	Financial Services — 0.4%
408,964	Edenred SE	$ 14,102,378
690,739(b)	Nexi S.p.A. (144A)	3,525,537
	Total Financial Services	$17,627,915

	Food Products — 0.3%
423,927	Kraft Heinz Co.	$ 12,649,982
	Total Food Products	$12,649,982

	Ground Transportation — 0.1%
16,911	Union Pacific Corp.	$ 4,190,377
	Total Ground Transportation	$4,190,377

	Health Care Equipment & Supplies — 1.1%
547,538	Medtronic Plc	$ 49,727,401
	Total Health Care Equipment & Supplies	$49,727,401

	Health Care Providers & Services — 0.6%
212,823	Cardinal Health, Inc.	$ 26,317,692
	Total Health Care Providers & Services	$26,317,692

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/255

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Shares		Value
	Household Durables — 1.0%
2,640,962	Persimmon Plc	$ 41,455,534
36,705	Whirlpool Corp.	3,854,392
	Total Household Durables	$45,309,926

	Insurance — 0.5%
65,006	American International Group, Inc.	$ 4,788,342
52,040	Willis Towers Watson Plc	17,150,563
	Total Insurance	$21,938,905

	IT Services — 2.3%
384,424	International Business Machines Corp.	$ 98,297,217
	Total IT Services	$98,297,217

	Leisure Products — 0.1%
5,134,000	Honma Golf, Ltd. (144A)	$ 2,161,157
	Total Leisure Products	$2,161,157

	Marine Transportation — 0.3%
243,171	Golden Ocean Group, Ltd.	$ 2,249,332
796,297	Star Bulk Carriers Corp.	12,239,085
	Total Marine Transportation	$14,488,417

	Metals & Mining — 1.7%
1,790,200	B2Gold Corp.	$ 4,323,530
1,949,549	Barrick Gold Corp.	31,914,117
854,886	Newmont Corp.	36,520,730
	Total Metals & Mining	$72,758,377

	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
730,230	AGNC Investment Corp.	$ 7,280,393
297,120	Angel Oak Mortgage, Inc.	3,036,566
528,740	Ladder Capital Corp.	5,927,176
906,673	Rithm Capital Corp.	10,435,806
491,717	Two Harbors Investment Corp.	6,269,392
	Total Mortgage Real Estate Investment Trusts (REITs)	$32,949,333

	Oil, Gas & Consumable Fuels — 6.8%
184,436	Aker BP ASA	$ 3,856,980
835,639	BW LPG, Ltd. (144A)	10,609,109
695,079	BW LPG, Ltd. (144A)	8,806,651
77,110	Civitas Resources, Inc.	3,914,104
3,859,188	Energy Transfer LP	79,036,170
76,544	Expand Energy Corp.	7,776,870
47,954+#	LUKOIL PJSC	—
The accompanying notes are an integral part of these financial statements.
6Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
1,410,705	MPLX LP	$ 73,370,767
143,557	Ovintiv, Inc.	6,060,977
1,269,779	Permian Resources Corp.	18,602,262
194,305	Plains All American Pipeline LP	3,847,239
1,271,403+#	Rosneft Oil Co. PJSC	—
1,121,460	Shell Plc (A.D.R.)	73,848,141
93,812	Viper Energy, Inc.	4,399,783
	Total Oil, Gas & Consumable Fuels	$294,129,053

	Personal Care Products — 0.1%
38,841	Estee Lauder Cos., Inc., Class A	$ 3,240,505
	Total Personal Care Products	$3,240,505

	Pharmaceuticals — 4.0%
28,141	Johnson & Johnson	$ 4,281,653
3,128,888	Pfizer, Inc.	82,978,110
788,194	Sanofi S.A.	85,365,004
	Total Pharmaceuticals	$172,624,767

	Real Estate Management & Development — 0.1%
3,764,000	Sino Land Co., Ltd.	$ 3,608,501
	Total Real Estate Management & Development	$3,608,501

	Semiconductors & Semiconductor Equipment — 0.5%
178,777(b)	Advanced Micro Devices, Inc.	$ 20,729,194
	Total Semiconductors & Semiconductor Equipment	$20,729,194

	Specialized REITs — 0.2%
116,918	Crown Castle, Inc.	$ 10,438,439
	Total Specialized REITs	$10,438,439

	Technology Hardware, Storage & Peripherals — 2.0%
2,414,487	Samsung Electronics Co., Ltd.	$ 87,074,411
	Total Technology Hardware, Storage & Peripherals	$87,074,411

	Total Common Stocks (Cost $1,838,809,759)	$2,126,310,104

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/257

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — 2.1% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,979,526
6,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	6,189,704
1,150,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	1,145,763
575,000	AMSR Trust, Series 2020-SFR2, Class G, 4.00%, 7/17/37 (144A)	570,354
4,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	4,372,936
2,500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	2,516,374
630,801(c)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 8.20%, 12/16/41 (144A)	628,574
2,409,629(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.757% (SOFR30A + 435 bps), 10/15/26 (144A)	2,407,982
1,400,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class C, 10.00%, 3/15/35 (144A)	1,378,454
4,350,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	4,198,898
1,600,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,503,504
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	3,682,329
2,400,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	2,430,887
817,831	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	819,876
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	1,987,484
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	2,053,964
3,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	3,504,150
The accompanying notes are an integral part of these financial statements.
8Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
10,220,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	$ 10,373,456
5,470,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	5,639,645
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,683,707
1,453,667	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,422,307
1,800,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	154,800
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	507,650
4,475,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	4,576,715
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,266,559
3,239,836	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	3,304,058
5,100,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	5,104,165
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	4,381,798
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,316,588
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,581,600
5,000,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	5,368,208
2,280,165	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	2,345,507
	Total Asset Backed Securities (Cost $89,335,646)	$91,397,522

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/259

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—2.6% of Net Assets
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 9.851% (SOFR30A + 550 bps), 1/26/32 (144A)	$ 2,466,408
4,020,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.715% (SOFR30A + 336 bps), 1/25/40 (144A)	4,156,728
8,501,543(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.465% (SOFR30A + 311 bps), 1/25/40 (144A)	8,711,446
4,610,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.351% (SOFR30A + 600 bps), 10/25/41 (144A)	4,866,132
5,895,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.851% (SOFR30A + 550 bps), 12/25/41 (144A)	6,195,387
5,360,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.351% (SOFR30A + 600 bps), 12/25/41 (144A)	5,676,926
2,675,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.001% (SOFR30A + 565 bps), 12/25/50 (144A)	3,091,940
1,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.751% (SOFR30A + 740 bps), 11/25/50 (144A)	2,344,422
2,765,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.101% (SOFR30A + 475 bps), 1/25/51 (144A)	3,066,913
795,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA2, Class B2, 10.351% (SOFR30A + 600 bps), 8/25/33 (144A)	970,581
2,170,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class B2, 10.601% (SOFR30A + 625 bps), 10/25/33 (144A)	2,693,185
3,530,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.851% (SOFR30A + 550 bps), 1/25/34 (144A)	4,179,651
The accompanying notes are an integral part of these financial statements.
10Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.151% (SOFR30A + 780 bps), 11/25/41 (144A)	$ 3,783,427
5,405,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.351% (SOFR30A + 500 bps), 8/25/33 (144A)	6,197,511
1,306,725(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.801% (SOFR30A + 545 bps), 12/25/33 (144A)	1,538,327
1,970,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.601% (SOFR30A + 625 bps), 9/25/41 (144A)	2,081,643
3,450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.451% (SOFR30A + 710 bps), 1/25/42 (144A)	3,718,452
2,650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.851% (SOFR30A + 850 bps), 2/25/42 (144A)	2,929,071
6,608,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.615% (SOFR30A + 826 bps), 7/25/49 (144A)	7,593,411
3,150,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.715% (SOFR30A + 636 bps), 10/25/49 (144A)	3,514,326
8,395,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.483% (SOFR30A + 491 bps), 9/25/47 (144A)	9,108,431
3,020,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.465% (SOFR30A + 511 bps), 11/25/47 (144A)	3,273,809
3,688,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.551% (SOFR30A + 620 bps), 11/25/41 (144A)	3,897,846
13,045	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	5,626
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2511

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	$ 2
1,270,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.951% (SOFR30A + 460 bps), 10/25/33 (144A)	1,317,541
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.965% (SOFR30A + 1,061 bps), 2/25/47 (144A)	7,170,706
6,994,774(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.751% (SOFR30A + 340 bps), 11/25/33 (144A)	7,097,127
	Total Collateralized Mortgage Obligations (Cost $103,039,643)	$111,646,975

	Commercial Mortgage-Backed Securities—1.6% of Net Assets
12,000,000(a)	AG Trust, Series 2024-NLP, Class B, 7.07% (1 Month Term SOFR + 276 bps), 7/15/41 (144A)	$ 12,099,380
5,000,000(d)	BBCMS Mortgage Trust, Series 2024-5C27, Class AS, 6.41%, 7/15/57	5,182,729
5,000,000	BBCMS Mortgage Trust, Series 2024-C28, Class A5, 5.403%, 9/15/57	5,076,676
4,311,000(d)	Benchmark Mortgage Trust, Series 2024-V8, Class AM, 6.628%, 7/15/57	4,519,761
2,976,662(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.907% (SOFR30A + 150 bps), 2/15/37 (144A)	2,970,280
8,145,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.665% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,129,728
899,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.101% (SOFR30A + 775 bps), 1/25/51 (144A)	997,544
2,961,417(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 6.651% (SOFR30A + 230 bps), 11/25/51 (144A)	2,954,617
6,310,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	6,390,535
The accompanying notes are an integral part of these financial statements.
12Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 13.215% (SOFR30A + 886 bps), 10/25/49 (144A)	$ 5,820,902
1,891,436(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.715% (SOFR30A + 336 bps), 10/25/49 (144A)	1,910,354
2,342,705(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.215% (SOFR30A + 386 bps), 3/25/50 (144A)	2,379,225
6,440,000	SLG Office Trust, Series 2021-OVA, Class D, 2.851%, 7/15/41 (144A)	5,322,240
3,251,674(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	3,326,567
	Total Commercial Mortgage-Backed Securities (Cost $65,861,510)	$67,080,538

	Convertible Corporate Bonds — 0.7% of Net Assets
	REITs — 0.7%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,801,995
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	24,240,768
	Total REITs	$29,042,763

	Total Convertible Corporate Bonds (Cost $27,648,526)	$29,042,763

	Corporate Bonds — 5.2% of Net Assets
	Advertising — 0.0%†
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,656,018
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	528,375
	Total Advertising	$2,184,393

	Aerospace & Defense — 0.0%†
1,155,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$ 1,159,106
	Total Aerospace & Defense	$1,159,106

	Airlines — 0.3%
3,875,000	American Airlines Pass-Through Trust, 3.95%, 7/11/30	$ 3,622,202
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2513

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
273,590	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 282,667
7,187,645(a)	Gol Finance S.A., 14.787% (1 Month Term SOFR + 1,050 bps), 4/29/25 (144A)	7,490,820
	Total Airlines	$11,395,689

	Banks — 3.3%
EUR4,700,000(d)(e)	ABN AMRO Bank NV, 4.375% (5 Year EUR Swap + 467 bps)	$ 4,884,069
EUR5,300,000(d)(e)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	5,470,729
2,600,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	2,249,747
10,000,000(d)(e)	Barclays Plc, 6.125% (5 Year CMT Index + 587 bps)	10,023,600
2,500,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	2,082,431
8,650,000(d)(e)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	8,660,259
4,917,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,374,636
10,000,000(d)(e)	Lloyds Banking Group Plc, 6.75% (5 Year CMT Index + 315 bps)	9,625,596
5,857,000(d)(e)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,914,703
8,125,000(d)(e)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	8,220,014
6,220,000(d)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	6,279,837
9,300,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	8,034,136
31,703,000(d)(e)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	30,796,659
29,708,000(d)(e)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	28,842,291
7,425,000(d)(e)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	7,341,469
	Total Banks	$143,800,176

	Chemicals — 0.1%
3,487,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 3,585,354
	Total Chemicals	$3,585,354

The accompanying notes are an integral part of these financial statements.
14Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Commercial Services — 0.1%
2,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 2,269,209
	Total Commercial Services	$2,269,209

	Diversified Financial Services — 0.2%
3,000,000(d)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 2,935,092
4,675,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	4,802,296
	Total Diversified Financial Services	$7,737,388

	Multi-National — 0.1%
TRY197,470,000	European Bank for Reconstruction & Development, 28.00%, 9/27/27	$ 5,130,713
	Total Multi-National	$5,130,713

	Pipelines — 0.1%
3,328,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	$ 3,073,018
	Total Pipelines	$3,073,018

	Telecommunications — 1.0%
41,014,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	$ 44,693,366
	Total Telecommunications	$44,693,366

	Transportation — 0.0%†
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,101,968
	Total Transportation	$2,101,968

	Total Corporate Bonds (Cost $208,632,825)	$227,130,380

	Insurance-Linked Securities — 2.9% of Net Assets#
	Event Linked Bonds — 1.8%
	Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 11.034%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 519,300
250,000(a)	Torrey Pines Re, 10.284%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	261,800
250,000(a)	Torrey Pines Re, 11.534%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	257,750
		$1,038,850

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2515

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – U.S. — 0.1%
500,000(a)	Acorn Re, 7.384%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 500,750
500,000(a)	Acorn Re, 7.384%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	504,000
1,000,000(a)	Ursa Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,020,500
		$2,025,250

	Flood – U.S. — 0.1%
1,000,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,004,000
1,500,000(a)	FloodSmart Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	1,569,000
1,000,000(a)	FloodSmart Re, 21.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	1,021,900
		$3,594,900

	Health – U.S. — 0.1%
1,750,000(a)	Vitality Re XIII, 6.284%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,744,225
3,250,000(a)	Vitality Re XIV, 7.784%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	3,289,650
600,000(a)	Vitality Re XIV, 8.784%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	610,140
		$5,644,015

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 12.424%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 679,510
	Multiperil – U.S. — 0.7%
500,000(a)	Aquila Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 512,000
250,000(a)	Bonanza Re, 8.034%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	249,025
1,000,000(a)	Bonanza Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	1,004,300
250,000(a)	Four Lakes Re, 9.784%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	249,000
250,000(a)	Four Lakes Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	254,150
The accompanying notes are an integral part of these financial statements.
16Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Four Lakes Re, 10.744%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	$ 254,425
250,000(a)	Four Lakes Re, 12.534%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	248,525
250,000(a)	Four Lakes Re, 13.784%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	257,975
1,000,000(a)	Fuchsia 2024-1 , 9.284%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	996,000
500,000(a)	Herbie Re, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	505,600
2,000,000(a)	High Point Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,033,800
750,000(a)	Merna Re II, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	784,650
1,300,000(a)	Merna Re II, 12.034%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,351,220
1,500,000(a)	Merna Re II, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,583,250
250,000(a)	Mystic Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 1/10/28 (144A)	249,075
1,750,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,827,350
1,000,000(a)	Residential Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	1,015,700
750,000(a)	Residential Re, 10.204%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	784,650
500,000(a)	Residential Re, 10.334%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	491,550
1,000,000(a)	Residential Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	1,024,300
500,000(a)	Residential Re, 11.974%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	524,700
1,250,000(a)	Residential Re, 12.704%, (1 Month U.S. Treasury Bill + 842 bps), 12/6/27 (144A)	1,307,625
750,000(a)	Residential Re, 16.304%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	729,300
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2517

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
2,500,000(a)	Sanders Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	$ 2,502,250
2,500,000(a)	Sanders Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	2,497,750
750,000(a)	Sanders Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	783,750
1,250,000(a)	Sanders Re II, 7.534%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	1,243,750
800,000(a)	Sanders Re III, 7.694%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	789,200
1,600,000(a)	Sanders Re III, 9.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	1,659,040
250,000(a)	Solomon Re, 9.804%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	257,500
250,000(a)	Topanga Re, 9.334%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	125,000
		$28,096,410

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.933%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 854,400
500,000(a)	Easton Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	515,350
250,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	254,425
1,250,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,319,750
250,000(a)	Kilimanjaro II Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	264,150
750,000(a)	Kilimanjaro II Re, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	795,900
250,000(a)	Kilimanjaro III Re, 9.144%, (3 Month U.S. Treasury Bill + 486 bps), 4/21/25 (144A)	251,500
250,000(a)	Kilimanjaro III Re, 16.644%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	253,750
250,000(a)	Kilimanjaro III Re, 16.644%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	251,200
The accompanying notes are an integral part of these financial statements.
18Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
500,000(a)	Mona Lisa Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	$ 503,750
1,000,000(a)	Mona Lisa Re, 16.784%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,048,000
		$6,312,175

	Multiperil – U.S. Regional — 0.1%
500,000(a)	Aquila Re, 12.554%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	$ 523,050
250,000(a)	Aquila Re, 13.464%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	263,200
1,300,000(a)	Locke Tavern Re, 9.066%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,325,740
		$2,111,990

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.141%, (SOFR + 772 bps), 6/5/26 (144A)	$ 1,315,250
750,000(a)	Cat Re 2001, 17.324%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	779,100
1,000,000(a)	Kendall Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,056,000
500,000(a)	Silk Road Re, 10.265%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	497,500
		$3,647,850

	Windstorm – Florida — 0.1%
1,000,000(a)	First Coast Re, 9.52%, (3 Month U.S. Treasury Bill + 952 bps), 4/7/26 (144A)	$ 1,029,500
1,250,000(a)	First Coast Re III Pte, 11.024%, (3 Month U.S. Treasury Bill + 674 bps), 4/7/25 (144A)	1,259,375
250,000(a)	Marlon Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	255,250
750,000(a)	Merna Re II, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	788,100
250,000(a)	Palm Re, 13.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	261,500
500,000(a)	Purple Re, 13.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	511,150
		$4,104,875

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2519

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Japan — 0.0%†
500,000(a)	Sakura Re, 6.694%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	$ 500,250
	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,025,600
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.567%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 264,625
250,000(a)	International Bank for Reconstruction & Development, 18.071%, (SOFR + 1,372 bps), 4/24/28 (144A)	258,675
		$523,300

	Windstorm – North Carolina — 0.1%
750,000(a)	Blue Ridge Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 761,100
1,250,000(a)	Blue Ridge Re, 12.284%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,301,500
500,000(a)	Cape Lookout Re, 12.284%, (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	517,700
		$2,580,300

	Windstorm – Texas — 0.0%†
500,000(a)	Alamo Re, 6.00%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 519,850
250,000(a)	Alamo Re, 11.806%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	254,500
250,000(a)	Alamo Re, 12.034%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	259,375
		$1,033,725

	Windstorm – U.S. — 0.2%
1,500,000(a)	Alamo Re, 12.676%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 1,562,550
250,000(a)	Bonanza Re, 9.904%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	249,500
250,000(a)	Bonanza Re, 12.734%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	256,375
1,750,000(a)	Cape Lookout Re, 12.704%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,822,800
The accompanying notes are an integral part of these financial statements.
20Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
750,000(a)	Gateway Re, 13.564%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	$ 762,225
600,000(a)	Gateway Re, 18.244%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	639,060
1,600,000(a)	Merna Re II, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	1,672,640
1,500,000(a)	Queen Street Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,543,500
		$8,508,650

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 9.784%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 255,525
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Citrus Re, 10.874%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 1,036,400
	Winterstorm – Florida — 0.1%
2,000,000(a)	Integrity Re, 17.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 2,076,000
2,000,000(a)	Lightning Re, 15.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	2,118,000
		$4,194,000

	Total Event Linked Bonds	$76,913,575

Face Amount USD ($)
Collateralized Reinsurance — 0.3%
Earthquakes – California — 0.0%†
1,250,000(b)(f)+	Adare Re 2025, 9/30/30	$ 1,252,020
Multiperil – U.S. — 0.2%
1,000,000(b)(f)+	Cheltenham-PI0051 Re 2024, 5/31/30	$ 976,365
5,272,146(b)(f)+	PI0047 2024-1, 12/31/29	5,817,396
$6,793,761

Multiperil – Worldwide — 0.1%
4,000,000(b)(f)+	Gamboge Re, 3/31/30	$ 4,079,589
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2521

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,000,000(b)(f)+	Merion Re 2024-1, 12/31/29	$ 27,743
1,000,000(b)(f)+	Merion Re 2025-1, 12/31/30	874,983
250,000(b)(f)+	Old Head Re 2025, 12/31/30	197,989
500,000(b)(f)+	Pine Valley Re 2025, 12/31/29	431,028
300,000(b)(f)+	Walton Health Re 2019, 6/30/25	41,097
		$5,652,429

	Windstorm – North Carolina — 0.0%†
1,000,000(b)(f)+	Mangrove Risk Solutions, 4/30/30	$ 14,700
500,000(b)(f)+	Mangrove Risk Solutions, 4/30/30	4,550
250,000(b)(f)+	Mangrove Risk Solutions, 4/30/30	1,268
		$20,518

	Windstorm – U.S. Regional — 0.0%†
1,500,000(b)(f)+	Oakmont Re 2024, 4/1/30	$ 1,538,487
	Total Collateralized Reinsurance	$15,257,215

	Reinsurance Sidecars — 0.8%
	Multiperil – U.S. — 0.1%
2,500,000(b)(f)+	Carnoustie Re 2023, 12/31/28	$ 187,207
2,500,000(b)(f)+	Carnoustie Re 2025, 12/31/30	2,400,000
1,500,000(g)+	Harambee Re 2019, 12/31/25	—
		$2,587,207

	Multiperil – Worldwide — 0.7%
1,000,000(g)+	Alturas Re 2021-3, 7/31/25	$ 41,000
24,956(b)(g)+	Alturas Re 2022-2, 12/31/27	1,395
2,000,000(b)(f)+	Banbury-PI0050 Re 2024, 3/31/30	2,108,503
4,000,000(b)(f)+	Bantry Re 2024, 12/31/29	538,173
4,000,000(b)(f)+	Bantry Re 2025, 12/31/30	3,920,000
2,000,000(b)(f)+	Berwick Re 2025, 12/31/30	1,980,000
2,500,000(b)(f)+	Carnoustie Re 2024, 12/31/29	225,106
1,000,000(b)(f)+	Clearwater Re 2025, 12/31/30	980,000
74,892(b)(f)+	Eden Re II, 3/21/25 (144A)	4,980
54,774(b)(f)+	Eden Re II, 3/21/25 (144A)	7,898
500,000(b)(f)+	Gleneagles Re 2021, 12/31/25	50
3,000,000(b)(f)+	Gullane Re 2024, 12/31/29	302,557
3,000,000(b)(f)+	Gullane Re 2025, 12/31/30	2,880,000
3,000,000(b)(f)+	Pangaea Re 2024-3, 7/1/28	3,150,000
2,500,000(b)(f)+	Pangaea Re 2025-1, 12/31/30	2,425,000
3,871(b)(f)+	Sector Re V, 12/1/28 (144A)	1,127,594
3,500,000(b)(f)+	Sector Re V, 12/1/29 (144A)	3,620,498
3,000,000(b)(f)+	Sector Re V, 12/1/29 (144A)	3,103,284
The accompanying notes are an integral part of these financial statements.
22Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
1,000,000(b)(g)+	Thopas Re 2020, 12/31/25	$ 200
1,500,000(b)(g)+	Thopas Re 2021, 12/31/25	13,950
2,500,000(b)(g)+	Thopas Re 2023, 12/31/28	8,500
2,500,000(b)(g)+	Thopas Re 2024, 12/31/29	228,250
2,500,000(b)(f)+	Thopas Re 2025, 12/31/30	2,165,250
1,500,000(g)+	Torricelli Re 2021, 7/31/25	9,750
2,500,000(g)+	Torricelli Re 2023, 6/30/29	45,250
3,000,000(b)(f)+	Torricelli Re 2024, 6/30/30	3,314,721
1,500,000(g)+	Viribus Re 2019, 12/31/25	—
1,000,000(b)(g)+	Viribus Re 2020, 12/31/25	30,700
2,000,000(g)+	Viribus Re 2023, 12/31/28	92,600
333,333(b)(g)+	Viribus Re 2024, 12/31/29	460,433
		$32,785,642

	Total Reinsurance Sidecars	$35,372,849

	Total Insurance-Linked Securities (Cost $121,036,636)	$127,543,639

Principal Amount USD ($)
	Foreign Government Bonds — 1.2% of Net Assets
	Hungary — 0.1%
HUF1,441,490,000	Hungary Government Bond, 4.500%, 5/27/32	$ 3,241,909
	Total Hungary	$3,241,909

	Indonesia — 0.2%
IDR161,493,000,000	Indonesia Treasury Bond, 6.875%, 4/15/29	$ 9,878,981
	Total Indonesia	$9,878,981

	Philippines — 0.2%
PHP576,400,000	Philippine Government Bond, 6.750%, 9/15/32	$ 10,263,414
	Total Philippines	$10,263,414

	Russia — 0.0%
RUB61,885,000(h)+#	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ —
RUB59,074,000(h)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	—
	Total Russia	$—

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2523

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	South Africa — 0.2%
ZAR153,782,964	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 7,609,921
	Total South Africa	$7,609,921

	Trinidad — 0.1%
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,062,816
	Total Trinidad	$2,062,816

	Turkey — 0.4%
TRY176,759,679	Turkiye Government Bond, 12.400%, 3/8/28	$ 3,383,239
TRY521,808,900	Turkiye Government Bond, 36.000%, 8/12/26	14,693,670
	Total Turkey	$18,076,909

	Total Foreign Government Bonds (Cost $54,222,864)	$51,133,950

Shares
	Closed-End Fund — 0.3% of Net Assets
721,794	Aberdeen Asia-Pacific Income Fund, Inc.	$ 11,180,589
	Total Closed-End Fund (Cost $11,678,325)	$11,180,589

Principal Amount USD ($)
	Equity Linked Notes — 18.0% of Net Assets
	Air Freight & Logistics — 0.1%
40,700	Mizuho Markets Cayman LP (United Parcel Service, Inc.), 10.05%, 2/7/25	$ 4,708,807
	Total Air Freight & Logistics	$4,708,807

	Apparel Retail — 0.2%
13,600	Mizuho Markets Cayman LP (Lululemon Athletica, Inc.), 12.10%, 4/30/25	$ 5,127,703
8,200	Wells Fargo Bank NA (Lululemon Athletica, Inc.), 11.03%, 4/10/25	3,296,974
	Total Apparel Retail	$8,424,677

The accompanying notes are an integral part of these financial statements.
24Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Banks — 1.9%
63,200	Canadian Imperial Bank of Commerce (eBay, Inc.), 9.80%, 6/17/25	$ 3,702,920
102,200	Canadian Imperial Bank of Commerce (Gilead Sciences, Inc.), 9.00%, 7/1/25	7,699,646
488,100	Canadian Imperial Bank of Commerce (Lyft, Inc.), 21.85%, 7/1/25	6,505,592
82,100	Canadian Imperial Bank of Commerce (Newmont Corp.), 12.92%, 6/17/25	3,475,006
205,900	Canadian Imperial Bank of Commerce (Pinterest, Inc.), 14.80%, 5/12/25	6,954,705
25,300	Royal Bank of Canada (Advanced Micro De), 17.32%, 8/5/25 (144A)	3,126,701
602,700	Royal Bank of Canada (Barrick Gold Corp.), 11.95%, 8/6/25 (144A)	10,248,913
227,900	Royal Bank of Canada (Citizens Financial Group, Inc.), 11.55%, 12/23/25 (144A)	10,767,135
230,700	Royal Bank of Canada (Newmont Corp.), 12.16%, 8/6/25 (144A)	10,091,971
49,400	Toronto-Dominion Bank (Advanced Micro Devices, Inc.), 16.43%, 6/6/25	6,253,052
236,800	Toronto-Dominion Bank (PayPal Holdings, Inc.), 12.95%, 7/11/25	15,308,410
	Total Banks	$84,134,051

	Beverages — 0.8%
242,400	Canadian Imperial Bank of Commerce (Celsius Holdings, Inc.), 25.83%, 10/28/25	$ 6,760,900
368,200	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 21.83%, 10/9/25 (144A)	10,044,496
61,400	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.44%, 7/9/25 (144A)	1,882,831
258,400	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	7,565,952
300,300	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.58%, 12/1/25 (144A)	8,111,103
54,500	Goldman Sachs International (Celsius Holdings), 22.87%, 7/1/25	1,667,155
	Total Beverages	$36,032,437

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2525

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.5%
43,800	Bank of America NA (Vaxcyte Ltd.), 21.37%, 3/25/25	$ 3,439,614
12,000	Citigroup Global Markets Holdings, Inc.(Regeneron Pharmaceuticals, Inc.), 11.50%, 1/27/26 (144A)	8,288,640
84,000	Merrill Lynch BV (Biontech SE), 11.81%, 8/29/25	8,027,040
	Total Biotechnology	$19,755,294

	Broadline Retail — 0.3%
81,900	BNP Paribas Issuance BV (Alibaba Group Holding Ltd.), 14.24%, 2/7/25 (144A)	$ 6,553,810
78,500	Wells Fargo Bank NA (Alibaba Group Holding Ltd.), 14.61%, 2/3/25	6,464,696
	Total Broadline Retail	$13,018,506

	Communications Equipment — 0.0%†
106,500	Mizuho Markets Cayman LP (Netgear, Inc.), 14.00%, 3/18/25	$ 1,739,678
	Total Communications Equipment	$1,739,678

	Computer Hardware — 0.1%
102,700	Wells Fargo Bank NA (Western Digital Corp.), 14.08%, 3/25/25	$ 6,414,642
	Total Computer Hardware	$6,414,642

	Consumer Discretionary — 0.1%
117,300(i)	HSBC Bank Plc (Draftkings, Inc.), 8/25/25	$ 4,161,217
	Consumer Discretionary	$4,161,217

	Credit Services — 0.4%
96,000(i)	JP Morgan Structured Products BV (PayPal Holdings, Inc.), 14.43%, 2/13/25	$ 6,543,251
104,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 13.86%, 2/19/25	6,513,520
94,400	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.28%, 2/7/25	6,495,664
	Total Credit Services	$19,552,435

The accompanying notes are an integral part of these financial statements.
26Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Diversified Telecommunication Services — 0.7%
107,600	BNP Paribas (Alphabet Inc.), 10.49%, 3/13/25 (144A)	$ 21,488,796
242,600	Mizuho Markets Cayman LP (Pinterest, Inc.), 15.67%, 10/17/25	7,814,510
	Total Diversified Telecommunication Services	$29,303,306

	Electronic Equipment, Instruments & Components — 0.2%
83,700	Mizuho Markets Cayman LP (Vertiv Holdings Co.), 21.00%, 7/30/25	$ 7,726,891
	Total Electronic Equipment, Instruments & Components	$7,726,891

	Financial Services — 0.2%
54,500	Toronto-Dominion Bank ( Abercrombie & Fitch Co.), 20.45%, 1/20/26	$ 7,489,935
	Total Financial Services	$7,489,935

	Healthcare-Products — 0.3%
146,100	Merrill Lynch BV (Novo Nordisk A/S ), 12.57%, 12/31/25	$ 12,281,166
	Total Healthcare-Products	$12,281,166

	Healthcare-Services — 0.4%
44,200	Citigroup Global Markets Holdings, Inc.(The Cigna Group), 11.98%, 12/31/25 (144A)	$ 12,746,175
15,900	Citigroup Global Markets Holdings, Inc. (Humana, Inc.), 9.58%, 2/11/25 (144A)	4,651,465
	Total Healthcare-Services	$17,397,640

	Household & Personal Products — 0.5%
317,000(i)	JP Morgan Structured Products BV (The Estée Lauder Cos., Inc.), 17.65%, 12/3/25	$ 22,443,169
	Total Household & Personal Products	$22,443,169

	Internet & Direct Marketing Retail — 0.9%
35,000	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 9.64%, 2/12/25 (144A)	$ 6,578,971
91,300	Mizuho Markets Cayman LP (Alibaba Group Holding Limited ), 12.28%, 11/26/25	8,594,617
130,800	Mizuho Markets Cayman LP (eBay, Inc.), 10.97%, 3/10/25	6,896,168
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2527

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet & Direct Marketing Retail — (continued)
34,400	Toronto-Dominion Bank (Amazon.com, Inc.), 10.07%, 2/20/25	$ 6,559,664
127,100	Toronto-Dominion Bank (eBay Inc.), 9.86%, 12/5/25	8,507,438
	Total Internet & Direct Marketing Retail	$37,136,858

	Leisure Products — 0.1%
163,200	BNP Paribas Issuance BV (Yeti Holdings, Inc.), 14.85%, 5/22/25 (144A)	$ 6,263,616
	Total Leisure Products	$6,263,616

	Machinery — 0.1%
51,500	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.36%, 2/7/25	$ 6,586,335
	Total Machinery	$6,586,335

	Medical Distribution — 0.2%
57,900	Citigroup Global Markets Holdings, Inc. (Cardinal Health, Inc.), 7.79%, 2/11/25 (144A)	$ 6,612,180
	Total Medical Distribution	$6,612,180

	Metals & Mining — 1.9%
113,400	BNP Paribas (Teck Resourcse Ltd), 12.03%, 10/9/25 (144A)	$ 5,120,010
276,700	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 12.40%, 4/10/25 (144A)	11,449,846
146,200	Citigroup Global Markets Holdings, Inc. (Teck Resources Ltd.), 12.94%, 4/8/25 (144A)	6,055,604
237,800	Merrill Lynch BV (Barrick Gold Corp.), 11.73%, 11/21/25	3,885,652
394,500	Merrill Lynch BV (Barrick Gold Corp.), 11.83%, 6/5/25	6,527,003
401,300	Merrill Lynch BV (Newmont Corp.), 12.96%, 6/5/25	16,964,957
150,600	Merrill Lynch BV (Teck Resources Ltd.), 11.60%, 3/21/25	6,175,353
354,500	Mizuho Markets Cayman LP (Barrick Gold Corporation), 11.58%, 12/1/25	6,011,788
The accompanying notes are an integral part of these financial statements.
28Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Metals & Mining — (continued)
143,600	Mizuho Markets Cayman LP Newmont Corp.), 12.60%, 12/1/25	$ 6,211,705
1,011,800	Wells Fargo Bank NA (Barrick Gold Corp.), 11.98%, 3/21/25	15,854,906
	Total Metals & Mining	$84,256,824

	Oil, Gas & Consumable Fuels — 1.5%
573,400	Canadian Imperial Bank of Commerce (Kosmos Energy Ltd.), 15.90%, 3/18/25	$ 1,912,117
468,500	Citigroup Global Markets Holdings, Inc. (Marathon Oil Corp.), 11.76%, 3/31/25 (144A)	11,894,782
245,000	Goldman Sachs International (Range Resources Corp.), 14.65%, 3/6/25	8,467,690
382,300(i)	JP Morgan Structured Products BV (Range Resources Corp.), 11.80%, 10/9/25	12,646,484
757,000	Royal Bank of Canada (Range Resources), 12.027%, 10/14/25 (144A)	26,173,275
565,600	Toronto-Dominion Bank (Kosmos Energy Ltd.), 16.70%, 3/25/25	1,874,964
	Total Oil, Gas & Consumable Fuels	$62,969,312

	Personal Care Products — 0.2%
112,000	Bank of America NA (The Estee Lauder Companies, Inc.), 16.64%, 11/12/25	$ 8,538,880
	Total Personal Care Products	$8,538,880

	Rental & Leasing Services — 0.4%
113,400	Mizuho Markets Cayman LP (AerCap Holdings NV), 8.11%, 3/25/25	$ 10,266,896
72,200	Mizuho Markets Cayman LP (AerCap Holdings NV), 8.72%, 7/25/25	6,955,748
	Total Rental & Leasing Services	$17,222,644

	Semiconductors & Semiconductor Equipment — 3.0%
219,000	BNP Paribas Issuance BV (Allegro Microsystems, Inc.), 15.91%, 3/25/25 (144A)	$ 5,383,020
37,700	BNP Paribas Issuance BV (Qualcomm, Inc.), 12.54%, 3/25/25	6,400,329
75,800	Citigroup Global Markets Holdings, Inc.(Axcelis Technologies, Inc.), 17.42%, 10/3/25 (144A)	5,935,140
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2529

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
61,900	Goldman Sachs International (Advanced Micro Devices, Inc.), 16.67%, 5/8/25	$ 7,660,744
91,400(i)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	5,319,937
66,200(i)	JP Morgan Structured Products BV (Advanced Micro Devices, Inc.), 3/18/25	8,012,769
162,600(i)	Merrill Lynch BV (Axcelis Technologies, Inc.), 12/19/25	12,026,709
48,700	Merrill Lynch BV (Axcelis Technologies, Inc.), 15.81%, 7/11/25	3,879,198
33,300	Merrill Lynch BV (Axcelis Technologies, Inc.), 16.55%, 8/26/25	2,597,899
145,300	Merrill Lynch BV (Micron Technology, Inc.), 16.44%, 12/31/25	12,898,281
65,900	Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 16.37%, 12/26/25	8,018,745
71,000	Mizuho Markets Cayman LP (Microchip Technology, Inc.), 12.53%, 4/30/25	4,053,887
119,400	Mizuho Markets Cayman LP (On Semiconductor Corp.), 16.02%, 10/30/25	6,890,216
66,400	Mizuho Markets Cayman LP (Qualcomm, Inc.), 14.55%, 8/15/25	11,166,920
74,500	Royal Bank of Canada (Advanced Micro DE), 16.31%, 11/7/25 (144A)	9,796,750
75,700	Royal Bank of Canada (Axcelis Technologies, Inc.), 16.92%, 10/6/25 (144A)	5,881,133
54,100	Royal Bank of Canada (On Semiconductor Corp.), 15.958%, 10/24/25 (144A)	3,187,842
56,000	Wells Fargo Bank NA (Qualcomm Incorporated), 12.16%, 4/10/25	9,570,400
	Total Semiconductors & Semiconductor Equipment	$128,679,919

	Software — 2.2%
102,000	BNP Paribas Issuance BV (Uber Technologies, Inc.), 13.77%, 5/22/25 (144A)	$ 6,690,180
76,400	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 13.89%, 2/25/25 (144A)	5,113,452
112,600	Goldman Sachs International (Affirm Holdings, Inc.), 27.61%, 7/1/25	3,706,387
217,200	Goldman Sachs International (Affirm Holdings, Inc.), 28.05%, 6/2/25	7,484,929
The accompanying notes are an integral part of these financial statements.
30Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Software — (continued)
54,800(i)	HSBC Bank Plc (Uber Technologies, Inc.), 11/26/25	$ 3,796,818
129,200(i)	HSBC Bank Plc (Zoom Video Communications,Inc.), 8/21/25	7,873,448
161,600(i)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 13.02%, 3/7/25	11,957,222
57,300	Mizuho Markets Cayman LP (Zoom Video Communications, Inc.), 11.57%, 7/30/25	3,683,473
16,000	Toronto-Dominion Bank (Adobe, Inc.), 11.30%, 12/5/25	7,656,000
343,400	Wells Fargo Bank NA (Uber Technologies, Inc.), 14.22%, 12/31/25	22,108,092
111,500	Wells Fargo Bank NA (Zoom Video Communications, Inc.), 11.58%, 6/10/25	7,418,497
93,100	Wells Fargo Bank NA (Zoom Video Communications, Inc.), 12.36%, 3/18/25	6,829,816
	Total Software	$94,318,314

	Speciality Chemicals — 0.2%
27,600	Goldman Sachs International (Air Products and Chemicals, Inc.), 9.96%, 4/29/25	$ 7,049,951
	Total Speciality Chemicals	$7,049,951

	Speciality Industrial Machinery — 0.4%
78,200	Wells Fargo Bank NA (Generac Holdings Inc.), 15.00%, 2/25/25	$ 10,317,708
51,000	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.50%, 4/10/25	6,954,870
	Total Speciality Industrial Machinery	$17,272,578

	Transportation — 0.2%
56,300	Royal Bank of Canada (Expedia Group, Inc.), 13.085%, 8/19/25 (144A)	$ 7,936,048
	Transportation	$7,936,048

	Total Equity Linked Notes (Cost $795,561,064)	$779,427,310

	U.S. Government and Agency Obligations — 12.9% of Net Assets
3,183,707	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,647,120
3,770,588	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	3,124,974
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2531

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,605,509	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	$ 1,330,476
468,434	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	388,956
556,811	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	482,560
1,680,614	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,460,103
2,064,095	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,785,378
8,316,169	Federal Home Loan Mortgage Corp., 4.500%, 10/1/53	7,908,072
7,223,267	Federal Home Loan Mortgage Corp., 5.000%, 5/1/53	6,995,338
5,888,786	Federal Home Loan Mortgage Corp., 5.500%, 8/1/52	5,854,065
7,855,061	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	7,794,393
2,445,220	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	2,421,435
16,711,139	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	16,600,570
19,564,764	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	19,414,121
4,633,624	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	4,589,496
16,416,259	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	16,241,236
12,381,206	Federal Home Loan Mortgage Corp., 5.500%, 9/1/53	12,308,527
22,553,388	Federal Home Loan Mortgage Corp., 5.500%, 10/1/53	22,420,960
4,439,561	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	4,409,990
3,586,696	Federal Home Loan Mortgage Corp., 5.500%, 2/1/54	3,547,726
8,491,008	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	8,398,425
2,416,444	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	2,390,932
1,863,673	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	1,843,538
The accompanying notes are an integral part of these financial statements.
32Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,738,255	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	$ 2,710,534
4,218,705	Federal Home Loan Mortgage Corp., 5.500%, 6/1/54	4,173,128
2,318,690	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	2,300,201
2,162,452	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	2,138,924
4,017,154	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	3,975,242
5,485,808	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,428,573
5,774,907	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,720,788
3,034,000	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	3,002,118
6,592,950	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	6,646,907
9,829,798	Federal Home Loan Mortgage Corp., 6.000%, 6/1/54	9,911,578
9,748,188	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	9,845,092
6,565,193	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	6,631,368
20,834,900	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	21,021,884
2,207,761	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	2,289,272
1,111,776	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,155,183
7,033,906	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	7,261,344
7,044,651	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	7,319,712
6,344,219	Federal National Mortgage Association, 2.500%, 8/1/50	5,307,688
7,441,811	Federal National Mortgage Association, 2.500%, 5/1/51	6,190,951
15,227,534	Federal National Mortgage Association, 2.500%, 11/1/51	12,668,852
6,761,576	Federal National Mortgage Association, 2.500%, 11/1/51	5,614,833
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2533

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
302,494	Federal National Mortgage Association, 2.500%, 1/1/52	$ 250,707
9,106,745	Federal National Mortgage Association, 2.500%, 2/1/52	7,555,143
331,283	Federal National Mortgage Association, 3.000%, 4/1/51	287,146
10,031,337	Federal National Mortgage Association, 3.000%, 11/1/51	8,667,994
11,424,969	Federal National Mortgage Association, 4.500%, 5/1/53	10,791,969
14,227,113	Federal National Mortgage Association, 5.000%, 4/1/53	13,767,548
11,803,420	Federal National Mortgage Association, 5.000%, 8/1/53	11,540,649
5,755,575	Federal National Mortgage Association, 5.500%, 8/1/52	5,702,389
3,438,723	Federal National Mortgage Association, 5.500%, 3/1/53	3,415,053
840,068	Federal National Mortgage Association, 5.500%, 4/1/53	830,277
19,349,564	Federal National Mortgage Association, 5.500%, 8/1/53	19,235,977
10,071,777	Federal National Mortgage Association, 5.500%, 8/1/53	9,968,330
7,877,116	Federal National Mortgage Association, 5.500%, 9/1/53	7,782,142
28,072,830	Federal National Mortgage Association, 5.500%, 9/1/53	27,780,865
32,073,039	Federal National Mortgage Association, 5.500%, 9/1/53	31,857,442
27,710,068	Federal National Mortgage Association, 5.500%, 10/1/53	27,396,922
1,869,791	Federal National Mortgage Association, 5.500%, 1/1/54	1,855,211
2,548,800	Federal National Mortgage Association, 5.500%, 2/1/54	2,531,684
12,510,648	Federal National Mortgage Association, 5.500%, 2/1/54	12,359,807
2,820,353	Federal National Mortgage Association, 5.500%, 2/1/54	2,791,906
4,168,435	Federal National Mortgage Association, 5.500%, 7/1/54	4,123,779
The accompanying notes are an integral part of these financial statements.
34Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,990,524	Federal National Mortgage Association, 5.500%, 9/1/54	$ 1,967,383
6,846,949	Federal National Mortgage Association, 5.500%, 10/1/54	6,764,396
4,026,426	Federal National Mortgage Association, 5.500%, 11/1/54	3,990,512
7,799,418	Federal National Mortgage Association, 5.500%, 11/1/54	7,712,441
7,730,152	Federal National Mortgage Association, 6.000%, 6/1/53	7,790,329
9,778,748	Federal National Mortgage Association, 6.000%, 6/1/54	9,855,898
75,758	Federal National Mortgage Association, 6.500%, 2/1/53	77,722
2,784,229	Federal National Mortgage Association, 6.500%, 7/1/53	2,868,638
2,836,321	Federal National Mortgage Association, 6.500%, 7/1/53	2,937,745
3,848,427	Federal National Mortgage Association, 6.500%, 9/1/53	4,007,025
4,759,059	Federal National Mortgage Association, 6.500%, 9/1/53	4,946,029
3,093,691	Federal National Mortgage Association, 6.500%, 9/1/53	3,230,125
6,030,869	Federal National Mortgage Association, 6.500%, 10/1/53	6,266,348
	Total U.S. Government and Agency Obligations (Cost $558,135,897)	$558,580,094

	SHORT TERM INVESTMENTS — 3.8% of Net Assets
	Repurchase Agreements — 0.6%
25,000,000	Bank of America, 4.34%, dated 1/31/25,
to be purchased on 2/3/25 for $25,009,042, collateralized by the following:
$25,499,478, U.S. Treasury Strip Coupon, 5/15/34,
	$523, U.S. Treasury Strip Principal, 8/15/25-11/15/47	$ 25,000,000
		$25,000,000

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2535

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
Foreign Treasury Obligations — 0.2%
EGP605,475,000(i)(j)	Egypt Treasury Bills, 25.951%, 6/3/25	$ 11,091,956
$11,091,956

Shares
	Open-End Fund — 3.0%
129,717,156(k)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 129,717,156
		$129,717,156

	TOTAL SHORT TERM INVESTMENTS (Cost $166,584,295)	$165,809,112

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Put Options On Indices Purchased — 0.2%
64,313	S&P 500 INDEX	Morgan Stanley & Co. LLC	USD 6,499,948	USD 5,657.42	4/17/25	$3,176,061
70,619	S&P 500 INDEX	Morgan Stanley & Co. LLC	USD 6,780,462	USD 5,778.94	5/16/25	6,171,819
	Total Over The Counter (OTC) Put Options On Indices Purchased (Premiums paid $ 13,280,410)					$9,347,880

	TOTAL OPTIONS PURCHASED (Premiums paid $ 13,280,410)					$9,347,880

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.7% (Cost $4,059,668,505)					$4,361,365,591
	OTHER ASSETS AND LIABILITIES — (0.7)%					$(29,094,313)
	net assets — 100.0%					$4,332,271,278

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
The accompanying notes are an integral part of these financial statements.
36Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $880,859,229, or 20.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2025.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security is in default.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate shown represents yield-to-maturity.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$504,000
Acorn Re	10/25/2024	500,000	500,750
Adare Re 2025	12/31/2024	1,232,362	1,252,020
Alamo Re	4/12/2023	1,500,000	1,562,550
Alamo Re	4/4/2024	500,000	519,850
Alamo Re	4/4/2024	250,000	259,375
Alamo Re	1/22/2025	254,941	254,500
Alturas Re 2021-3	7/1/2021	97,196	41,000
Alturas Re 2022-2	4/11/2023	—	1,395
Aquila Re	5/10/2023	500,000	523,050
Aquila Re	5/10/2023	250,000	263,200
Aquila Re	4/26/2024	500,000	512,000
Atlas Capital	5/17/2023	1,250,000	1,315,250
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2537

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Atlas Re	5/24/2024	$750,000	$854,400
Banbury-PI0050 Re 2024	8/19/2024	2,000,000	2,108,503
Bantry Re 2024	2/1/2024	—	538,173
Bantry Re 2025	1/21/2025	4,000,000	3,920,000
Berwick Re 2025	1/15/2025	2,000,000	1,980,000
Blue Ridge Re	11/14/2023	750,000	761,100
Blue Ridge Re	11/14/2023	1,250,000	1,301,500
Bonanza Re	1/6/2023	250,000	256,375
Bonanza Re	7/25/2023	246,399	249,500
Bonanza Re	12/16/2024	250,000	249,025
Bonanza Re	12/16/2024	1,000,000	1,004,300
Cape Lookout Re	4/14/2023	1,752,010	1,822,800
Cape Lookout Re	3/12/2024	500,000	517,700
Carnoustie Re 2023	2/15/2023	—	187,207
Carnoustie Re 2024	1/17/2024	—	225,106
Carnoustie Re 2025	1/17/2025	2,500,000	2,400,000
Cat Re 2001	11/14/2023	750,000	779,100
Cheltenham-PI0051 Re 2024	7/1/2024	786,503	976,365
Citrus Re	4/27/2023	1,000,000	1,036,400
Clearwater Re 2025	1/15/2025	1,000,000	980,000
Easton Re	5/16/2024	494,347	515,350
Eden Re II	12/14/2020	16,665	7,898
Eden Re II	1/25/2021	14,859	4,980
First Coast Re	3/24/2023	1,000,000	1,029,500
First Coast Re III Pte	3/4/2021	1,250,000	1,259,375
FloodSmart Re	2/23/2023	1,000,000	1,021,900
FloodSmart Re	2/29/2024	1,500,000	1,569,000
FloodSmart Re	12/11/2024	1,007,058	1,004,000
Four Lakes Re	12/22/2022	250,000	254,425
Four Lakes Re	12/8/2023	250,000	254,150
Four Lakes Re	12/8/2023	250,000	257,975
Four Lakes Re	12/11/2024	250,000	249,000
Four Lakes Re	12/11/2024	250,000	248,525
Fuchsia 2024-1	12/18/2024	1,000,000	996,000
Galileo Re	12/4/2023	1,254,094	1,319,750
Galileo Re	12/4/2023	250,000	254,425
Gamboge Re	5/9/2024	3,490,628	4,079,589
Gateway Re	2/3/2023	600,000	639,060
Gateway Re	3/11/2024	250,000	255,525
Gateway Re	12/19/2024	765,947	762,225
Gleneagles Re 2021	1/13/2021	9,150	50
Gullane Re 2024	2/14/2024	—	302,557
Gullane Re 2025	1/22/2025	3,000,000	2,880,000
Harambee Re 2019	12/20/2018	—	—
The accompanying notes are an integral part of these financial statements.
38Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Herbie Re	12/17/2024	$500,000	$505,600
High Point Re	12/1/2023	2,000,000	2,033,800
Integrity Re	3/23/2023	2,000,000	2,076,000
International Bank for Reconstruction & Development	4/3/2024	250,000	258,675
International Bank for Reconstruction & Development	5/1/2024	250,000	264,625
Kendall Re	4/22/2024	1,000,000	1,056,000
Kilimanjaro II Re	6/24/2024	250,000	264,150
Kilimanjaro II Re	6/24/2024	750,000	795,900
Kilimanjaro III Re	4/8/2021	250,000	253,750
Kilimanjaro III Re	4/8/2021	250,000	251,200
Kilimanjaro III Re	4/8/2021	250,000	251,500
Lightning Re	3/20/2023	2,016,300	2,118,000
Locke Tavern Re	3/23/2023	1,300,000	1,325,740
LUKOIL PJSC	4/3/2020	3,354,083	—
Magnit PJSC	4/15/2020	12,536,598	—
Mangrove Risk Solutions	7/9/2024	—	14,700
Mangrove Risk Solutions	7/9/2024	—	4,550
Mangrove Risk Solutions	7/9/2024	—	1,268
Marlon Re	5/24/2024	250,000	255,250
Mayflower Re	6/21/2024	1,000,000	1,025,600
Merion Re 2024-1	1/11/2024	—	27,743
Merion Re 2025-1	1/16/2025	858,675	874,983
Merna Re II	4/5/2023	1,300,000	1,351,220
Merna Re II	4/5/2023	1,600,000	1,672,640
Merna Re II	5/8/2024	750,000	784,650
Merna Re II	5/8/2024	750,000	788,100
Merna Re II	5/8/2024	1,500,000	1,583,250
Mona Lisa Re	6/22/2021	500,000	503,750
Mona Lisa Re	12/30/2022	1,000,000	1,048,000
Mystic Re	12/12/2023	1,747,991	1,827,350
Mystic Re	12/17/2024	250,000	249,075
Oakmont Re 2024	5/23/2024	1,331,036	1,538,487
Old Head Re 2025	1/2/2025	193,449	197,989
Palm Re	4/4/2024	250,000	261,500
Pangaea Re 2024-3	7/26/2024	3,000,000	3,150,000
Pangaea Re 2025-1	1/16/2025	2,500,000	2,425,000
PI0047 2024-1	1/26/2024	5,232,987	5,817,396
Pine Valley Re 2025	1/7/2025	431,028	431,028
Purple Re	4/2/2024	500,000	511,150
Queen Street Re	5/12/2023	1,500,000	1,543,500
Residential Re	10/28/2021	500,000	491,550
Residential Re	10/28/2021	750,000	729,300
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2539

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Residential Re	11/22/2022	$500,000	$524,700
Residential Re	11/7/2023	1,250,000	1,307,625
Residential Re	11/7/2023	750,000	784,650
Residential Re	11/4/2024	1,000,000	1,015,700
Residential Re	11/4/2024	1,000,000	1,024,300
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	—
Russian Federal Bond - OFZ	9/14/2021	833,041	—
Russian Federal Bond - OFZ	9/14/2021	887,524	—
Sakura Re	3/24/2021	500,000	500,250
Sanders Re	5/24/2023	650,000	679,510
Sanders Re	1/16/2024	750,000	783,750
Sanders Re	12/10/2024	2,500,000	2,502,250
Sanders Re	12/10/2024	2,500,000	2,497,750
Sanders Re II	5/24/2021	1,250,000	1,243,750
Sanders Re III	2/14/2023	775,966	789,200
Sanders Re III	3/24/2023	1,600,000	1,659,040
Sector Re V	12/4/2023	3,871	1,127,594
Sector Re V	12/4/2024	3,500,000	3,620,498
Sector Re V	12/31/2024	3,000,000	3,103,284
Silk Road Re	12/23/2024	500,000	497,500
Solomon Re	6/12/2023	250,000	257,500
Sutter Re	6/6/2023	500,000	519,300
Thopas Re 2020	2/5/2020	—	200
Thopas Re 2021	12/30/2020	—	13,950
Thopas Re 2023	2/13/2023	—	8,500
Thopas Re 2024	2/2/2024	—	228,250
Thopas Re 2025	1/10/2025	2,500,000	2,165,250
Topanga Re	10/5/2023	239,649	125,000
Torrey Pines Re	5/17/2024	250,000	261,800
Torrey Pines Re	5/17/2024	250,000	257,750
Torricelli Re 2021	7/1/2021	—	9,750
Torricelli Re 2023	7/19/2023	—	45,250
Torricelli Re 2024	7/25/2024	2,975,976	3,314,721
Ursa Re	4/12/2023	1,000,000	1,020,500
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	101,920	30,700
Viribus Re 2023	1/8/2023	—	92,600
Viribus Re 2024	3/19/2024	333,333	460,433
Vitality Re XIII	3/6/2023	1,722,296	1,744,225
Vitality Re XIV	1/25/2023	3,250,000	3,289,650
Vitality Re XIV	1/25/2023	600,000	610,140
The accompanying notes are an integral part of these financial statements.
40Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Walton Health Re 2019	7/18/2019	$—	$41,097
X5 Retail Group NV (G.D.R.)	9/17/2020	1,738,218	—
Total Restricted Securities			$127,543,639
% of Net assets			2.9%
FUTURES CONTRACTS
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
49	NASDAQ 100 E-Mini	6/20/25	$(21,712,312)	$(21,389,725)	$322,587
1,648	S&P 500 E-Mini	3/21/25	(507,153,961)	(499,941,400)	7,212,561
			$(528,866,273)	$(521,331,125)	$7,535,148
TOTAL FUTURES CONTRACTS			$(528,866,273)	$(521,331,125)	$7,535,148
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EGP — Egypt Pound
EUR — Euro
HUF — Hungary Forint
IDR — Indonesian Rupiah
PHP — Philippines Peso
RUB — Russian Ruble
TRY — Turkish Lira
ZAR — South Africa Rand
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended January 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$—	$—
Other Long-Term Securities	$1,632,433,512	$941,628,747
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2541

Schedule of Investments  |  1/31/25
(unaudited) (continued)
At January 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $4,090,907,270 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$489,153,612
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(211,160,143)
Net unrealized appreciation	$277,993,469
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,734,735	$—	$5,734,735
Common Stocks
Construction & Engineering	—	17,344	—	17,344
Consumer Staples Distribution & Retail	—	—	—*	—*
Oil, Gas & Consumable Fuels	294,129,053	—	—*	294,129,053
All Other Common Stocks	1,832,163,707	—	—	1,832,163,707
Asset Backed Securities	—	91,242,722	154,800	91,397,522
Collateralized Mortgage Obligations	—	111,646,975	—	111,646,975
Commercial Mortgage-Backed Securities	—	67,080,538	—	67,080,538
Convertible Corporate Bonds	—	29,042,763	—	29,042,763
Corporate Bonds	—	227,130,380	—	227,130,380
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,252,020	1,252,020
Multiperil – U.S.	—	—	6,793,761	6,793,761
Multiperil – Worldwide	—	—	5,652,429	5,652,429
The accompanying notes are an integral part of these financial statements.
42Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

	Level 1	Level 2	Level 3	Total
Windstorm – North Carolina	$—	$—	$20,518	$20,518
Windstorm – U.S. Regional	—	—	1,538,487	1,538,487
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,587,207	2,587,207
Multiperil – Worldwide	—	—	32,785,642	32,785,642
All Other Insurance-Linked Securities	—	76,913,575	—	76,913,575
Foreign Government Bonds
Russia	—	—	—*	—*
All Other Foreign Government Bonds	—	51,133,950	—	51,133,950
Closed-End Fund	11,180,589	—	—	11,180,589
Equity Linked Notes	—	779,427,310	—	779,427,310
U.S. Government and Agency Obligations	—	558,580,094	—	558,580,094
Repurchase Agreements	—	25,000,000	—	25,000,000
Foreign Treasury Obligations	—	11,091,956	—	11,091,956
Open-End Fund	129,717,156	—	—	129,717,156
Over The Counter (OTC) Put Options On Indices Purchased	—	9,347,880	—	9,347,880
Total Investments in Securities	$2,267,190,505	$2,043,390,222	$50,784,864	$4,361,365,591
Other Financial Instruments
Net unrealized appreciation on futures contracts	$7,535,148	$—	$—	$7,535,148
Total Other Financial Instruments	$7,535,148	$—	$—	$7,535,148
*	Securities valued at $0.
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2543

Statement of Assets and Liabilities  |  1/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $4,059,668,505)	$4,361,365,591
Cash	179,379
Foreign currencies, at value (cost $290,385)	270,244
Futures collateral	29,740,111
Variation margin for futures contracts	2,669,875
Receivables —
Investment securities sold	179,743,879
Fund shares sold	11,317,297
Dividends	5,139,832
Interest	19,528,908
Other assets	150,149
Total assets	$4,610,105,265
LIABILITIES:
Due to broker for futures	$2,669,875
Payables —
Investment securities purchased	260,749,558
Fund shares repurchased	12,422,821
Distributions	488,441
Trustees’ fees	21,850
Management fees	163,195
Administrative expenses	112,575
Distribution fees	49,160
Accrued expenses	1,156,512
Total liabilities	$277,833,987
NET ASSETS:
Paid-in capital	$4,383,129,703
Distributable earnings (loss)	(50,858,425)
Net assets	$4,332,271,278
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $775,743,617/66,832,898 shares)	$11.61
Class C (based on $408,730,551/35,358,027 shares)	$11.56
Class K (based on $142,066,424/11,903,475 shares)	$11.93
Class R (based on $1,153,770/99,444 shares)	$11.60
Class Y (based on $3,004,576,916/259,895,760 shares)	$11.56
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.61 net asset value per share/100%-4.50% maximum sales charge)	$12.16
The accompanying notes are an integral part of these financial statements.
44Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $94,218)	$97,059,016
Dividends from unaffiliated issuers (net of foreign taxes withheld $1,731,040)	37,758,620
Total Investment Income		$134,817,636
EXPENSES:
Management fees	$9,269,386
Administrative expenses	454,346
Transfer agent fees
Class A	118,506
Class C	92,312
Class K	49
Class R	349
Class Y	1,406,921
Distribution fees
Class A	883,716
Class C	1,868,661
Class R	2,715
Shareholder communications expense	93,380
Custodian fees	103,677
Registration fees	190,615
Professional fees	106,368
Printing expense	21,880
Officers’ and Trustees’ fees	106,588
Insurance expense	23,950
Miscellaneous	238,741
Total expenses		$14,982,160
Net investment income		$119,835,476
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$45,362,629
Forward foreign currency exchange contracts	5,464,694
Futures contracts	(52,317,749)
Other assets and liabilities denominated in foreign currencies	(74,036)	$(1,564,462)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(26,652,373)
Forward foreign currency exchange contracts	(1,391,540)
Futures contracts	9,717,440
Other assets and liabilities denominated in foreign currencies	(182,691)	$(18,509,164)
Net realized and unrealized gain (loss) on investments		$(20,073,626)
Net increase in net assets resulting from operations		$99,761,850
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2545

Statements of Changes in Net Assets
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$119,835,476	$195,903,119
Net realized gain (loss) on investments	(1,564,462)	(66,862,594)
Change in net unrealized appreciation (depreciation) on investments	(18,509,164)	218,819,959
Net increase in net assets resulting from operations	$99,761,850	$347,860,484
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.42 and $0.83 per share, respectively)	$(25,576,017)	$(39,611,131)
Class C ($0.37 and $0.74 per share, respectively)	(12,089,585)	(18,783,070)
Class K ($0.45 and $0.88 per share, respectively)	(5,153,158)	(9,211,437)
Class R ($0.40 and $0.79 per share, respectively)	(37,233)	(72,410)
Class Y ($0.43 and $0.85 per share, respectively)	(103,542,079)	(151,839,491)
Total distributions to shareholders	$(146,398,072)	$(219,517,539)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$1,012,815,299	$1,440,148,206
Reinvestment of distributions	143,505,152	217,389,056
Cost of shares repurchased	(401,133,236)	(722,971,113)
Net increase in net assets resulting from Fund share transactions	$755,187,215	$934,566,149
Net increase in net assets	$708,550,993	$1,062,909,094
NET ASSETS:
Beginning of period	$3,623,720,285	$2,560,811,191
End of period	$4,332,271,278	$3,623,720,285
The accompanying notes are an integral part of these financial statements.
46Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 Shares (unaudited)	Six Months Ended 1/31/25 Amount (unaudited)	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A
Shares sold	15,804,832	$184,278,286	16,404,204	$185,859,536
Reinvestment of distributions	2,176,060	25,274,758	3,453,096	39,085,826
Less shares repurchased	(5,609,356)	(65,251,513)	(8,874,471)	(100,352,108)
Net increase	12,371,536	$144,301,531	10,982,829	$124,593,254
Class C
Shares sold	9,135,120	$106,364,759	9,465,486	$106,825,813
Reinvestment of distributions	1,039,204	12,014,461	1,658,481	18,697,055
Less shares repurchased	(3,396,521)	(39,374,764)	(6,312,772)	(71,100,436)
Net increase	6,777,803	$79,004,456	4,811,195	$54,422,432
Class K
Shares sold	1,138,576	$13,698,362	1,162,226	$13,518,636
Reinvestment of distributions	422,574	5,050,181	777,644	9,047,403
Less shares repurchased	(644,478)	(7,698,702)	(1,226,713)	(14,282,092)
Net increase	916,672	$11,049,841	713,157	$8,283,947
Class R
Shares sold	10,531	$122,819	23,477	$263,136
Reinvestment of distributions	3,205	37,218	6,389	72,256
Less shares repurchased	(5,440)	(62,882)	(39,471)	(443,494)
Net increase (decrease)	8,296	$97,155	(9,605)	$(108,102)
Class Y
Shares sold	60,924,420	$708,351,073	100,662,446	$1,133,681,085
Reinvestment of distributions	8,738,857	101,128,534	13,333,554	150,486,516
Less shares repurchased	(24,935,552)	(288,745,375)	(47,730,938)	(536,792,983)
Net increase	44,727,725	$520,734,232	66,265,062	$747,374,618
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2547

Financial Highlights
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class A
Net asset value, beginning of period	$11.74	$11.32	$10.98	$11.67	$10.17	$10.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.35	$0.73	$0.73	$0.63	$0.65	$0.62
Net realized and unrealized gain (loss) on investments	(0.06)	0.52	0.24	(0.67)	1.41	(0.60)
Net increase (decrease) from investment operations	$0.29	$1.25	$0.97	$(0.04)	$2.06	$0.02
Distributions to shareholders:
Net investment income	$(0.42)	$(0.83)	$(0.63)	$(0.65)	$(0.56)	$(0.64)
Total distributions	$(0.42)	$(0.83)	$(0.63)	$(0.65)	$(0.56)	$(0.64)
Net increase (decrease) in net asset value	$(0.13)	$0.42	$0.34	$(0.69)	$1.50	$(0.62)
Net asset value, end of period	$11.61	$11.74	$11.32	$10.98	$11.67	$10.17
Total return (b)	2.53%(c)	11.56%(d)	9.19%	(0.43)%	20.66%	0.28%
Ratio of net expenses to average net assets	0.81%(e)	0.83%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.92%(e)	6.50%	6.62%	5.51%	5.82%	6.01%
Portfolio turnover rate	25%(c)	62%	74%	73%	106%	126%
Net assets, end of period (in thousands)	$775,744	$639,410	$492,295	$403,985	$356,626	$310,126
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.81%(e)	0.83%	0.86%	0.85%	0.88%	0.89%
Net investment income (loss) to average net assets	5.92%(e)	6.50%	6.61%	5.51%	5.79%	5.97%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
48Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class C
Net asset value, beginning of period	$11.69	$11.28	$10.94	$11.63	$10.13	$10.76
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.64	$0.64	$0.54	$0.56	$0.54
Net realized and unrealized gain (loss) on investments	(0.06)	0.51	0.25	(0.67)	1.41	(0.61)
Net increase (decrease) from investment operations	$0.24	$1.15	$0.89	$(0.13)	$1.97	$(0.07)
Distributions to shareholders:
Net investment income	$(0.37)	$(0.74)	$(0.55)	$(0.56)	$(0.47)	$(0.56)
Total distributions	$(0.37)	$(0.74)	$(0.55)	$(0.56)	$(0.47)	$(0.56)
Net increase (decrease) in net asset value	$(0.13)	$0.41	$0.34	$(0.69)	$1.50	$(0.63)
Net asset value, end of period	$11.56	$11.69	$11.28	$10.94	$11.63	$10.13
Total return (b)	2.14%(c)	10.64%(d)	8.38%	(1.20)%	19.78%	(0.62)%
Ratio of net expenses to average net assets	1.58%(e)	1.60%	1.62%	1.61%	1.64%	1.65%
Ratio of net investment income (loss) to average net assets	5.14%(e)	5.73%	5.85%	4.72%	5.04%	5.20%
Portfolio turnover rate	25%(c)	62%	74%	73%	106%	126%
Net assets, end of period (in thousands)	$408,731	$334,211	$268,091	$252,795	$296,575	$312,559
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.58%(e)	1.60%	1.62%	1.61%	1.64%	1.66%
Net investment income (loss) to average net assets	5.14%(e)	5.73%	5.85%	4.72%	5.04%	5.19%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2549

Financial Highlights  (continued)
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class K
Net asset value, beginning of period	$12.07	$11.64	$11.28	$12.02	$10.47	$11.12
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.37	$0.79	$0.78	$0.69	$0.70	$0.67
Net realized and unrealized gain (loss) on investments	(0.06)	0.52	0.26	(0.73)	1.46	(0.63)
Net increase (decrease) from investment operations	$0.31	$1.31	$1.04	$(0.04)	$2.16	$0.04
Distributions to shareholders:
Net investment income	$(0.45)	$(0.88)	$(0.68)	$(0.70)	$(0.61)	$(0.69)
Total distributions	$(0.45)	$(0.88)	$(0.68)	$(0.70)	$(0.61)	$(0.69)
Net increase (decrease) in net asset value	$(0.14)	$0.43	$0.36	$(0.74)	$1.55	$(0.65)
Net asset value, end of period	$11.93	$12.07	$11.64	$11.28	$12.02	$10.47
Total return (b)	2.61%(c)	11.84%(d)	9.58%	(0.42)%	21.05%	0.44%
Ratio of net expenses to average net assets	0.52%(e)	0.54%	0.56%	0.55%	0.57%	0.58%
Ratio of net investment income (loss) to average net assets	6.20%(e)	6.79%	6.92%	5.79%	6.07%	6.30%
Portfolio turnover rate	25%(c)	62%	74%	73%	106%	126%
Net assets, end of period (in thousands)	$142,066	$132,610	$119,558	$118,667	$139,556	$121,281
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.52%(e)	0.54%	0.56%	0.55%	0.57%	0.58%
Net investment income (loss) to average net assets	6.20%(e)	6.79%	6.92%	5.79%	6.07%	6.30%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class K’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
50Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class R
Net asset value, beginning of period	$11.73	$11.32	$10.98	$11.64	$10.19	$10.83
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.33	$0.70	$0.69	$0.59	$0.53	$0.53
Net realized and unrealized gain (loss) on investments	(0.06)	0.50	0.25	(0.66)	1.40	(0.60)
Net increase (decrease) from investment operations	$0.27	$1.20	$0.94	$(0.07)	$1.93	$(0.07)
Distributions to shareholders:
Net investment income	$(0.40)	$(0.79)	$(0.60)	$(0.59)	$(0.48)	$(0.57)
Total distributions	$(0.40)	$(0.79)	$(0.60)	$(0.59)	$(0.48)	$(0.57)
Net increase (decrease) in net asset value	$(0.13)	$0.41	$0.34	$(0.66)	$1.45	$(0.64)
Net asset value, end of period	$11.60	$11.73	$11.32	$10.98	$11.64	$10.19
Total return (b)	2.36%(c)	11.10%(d)	8.84%	(0.71)%	19.27%	0.57%
Ratio of net expenses to average net assets	1.11%(e)	1.16%	1.20%	1.18%	1.80%	1.63%
Ratio of net investment income (loss) to average net assets	5.62%(e)	6.20%	6.26%	5.18%	4.82%	5.13%
Portfolio turnover rate	25%(c)	62%	74%	73%	106%	126%
Net assets, end of period (in thousands)	$1,154	$1,070	$1,140	$791	$643	$1,470
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.11%(e)	1.16%	1.20%	1.18%	1.80%	1.63%
Net investment income (loss) to average net assets	5.62%(e)	6.20%	6.26%	5.18%	4.82%	5.13%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2551

Financial Highlights  (continued)
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	Year Ended 7/31/20
Class Y
Net asset value, beginning of period	$11.70	$11.28	$10.94	$11.63	$10.13	$10.77
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.36	$0.76	$0.75	$0.65	$0.67	$0.64
Net realized and unrealized gain (loss) on investments	(0.07)	0.51	0.24	(0.67)	1.41	(0.62)
Net increase (decrease) from investment operations	$0.29	$1.27	$0.99	$(0.02)	$2.08	$0.02
Distributions to shareholders:
Net investment income	$(0.43)	$(0.85)	$(0.65)	$(0.67)	$(0.58)	$(0.66)
Total distributions	$(0.43)	$(0.85)	$(0.65)	$(0.67)	$(0.58)	$(0.66)
Net increase (decrease) in net asset value	$(0.14)	$0.42	$0.34	$(0.69)	$1.50	$(0.64)
Net asset value, end of period	$11.56	$11.70	$11.28	$10.94	$11.63	$10.13
Total return (b)	2.54%(c)	11.80%(d)	9.42%	(0.24)%	20.97%	0.27%
Ratio of net expenses to average net assets	0.63%(e)	0.64%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	6.10%(e)	6.70%	6.80%	5.71%	6.01%	6.20%
Portfolio turnover rate	25%(c)	62%	74%	73%	106%	126%
Net assets, end of period (in thousands)	$3,004,577	$2,516,420	$1,679,726	$982,169	$779,755	$586,958
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.63%(e)	0.64%	0.66%	0.66%	0.67%	0.68%
Net investment income (loss) to average net assets	6.10%(e)	6.70%	6.79%	5.70%	5.99%	6.17%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended July 31, 2024, the total return would have been 11.71%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
52Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Notes to Financial Statements  |  1/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Multi-Asset Income Fund (the “Fund”) is one of the portfolios comprising Pioneer Series Trust IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2553

risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
54Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Equity-linked notes are valued by using market prices or quotations from one or more brokers or other sources, a pricing matrix, or other fair value methods or techniques to provide an estimated value of the security or instrument. Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2555

Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider suchfactors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading
56Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2557

D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for the repatriation of taxes, if any, associated with its investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of January 31, 2025, the Fund has not accrued any reserve for repatriation taxes related to capital gains.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
58Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$219,517,539
Total	$219,517,539
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$20,779,713
Capital loss carryforward	(338,501,027)
Other book/tax temporary differences	16,216,739
Net unrealized appreciation	297,282,372
Total	$(4,222,203)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the book/tax differences in the adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, accrual of income on securities in default, tax basis adjustments on perpetual bonds, the mark to market of futures contracts, and tax basis adjustments on partnership holdings.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $211,690 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2559

number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The
60Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2561

economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The Fund may invest in the securities of issuers located throughout the world, including in emerging markets.
The Fund may invest in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in equity-linked notes (ELNs). ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the downside risk associated with the reference securities. ELNs may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable,
62Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying reference securities or a fixed income investment.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2563

H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at January 31, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
64Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at January 31, 2025 are disclosed in the Schedule of Investments.
K.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2565

investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the six months ended January 31, 2025 was $3,758,327. Open purchased options contracts at January 31, 2025 are listed in the Schedule of Investments.
L.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the six months ended January 31, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended January 31, 2025 was
66Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

$7,788,869 and $54,227,852 for buys and sells, respectively. There were no open forward foreign currency exchange contracts outstanding at January 31, 2025.
M.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at January 31, 2025, is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended January 31, 2025 were $113,821,566 and $563,231,923, respectively. Open futures contracts outstanding at January 31, 2025 are listed in the Schedule of Investments.
N.	Equity-Linked Notes
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2567

linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion, 0.45% of the next $4 billion and 0.40% on assets over $5 billion. For the six months ended January 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.46% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 0.85% and 0.65% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through December 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $163,195 in management fees payable to the Adviser at January 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer.
68Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended January 31, 2025, the Fund paid $106,588 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At January 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $21,850 and a payable for administrative expenses of $112,575, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$13,491
Class C	8,472
Class K	449
Class R	116
Class Y	70,852
Total	$93,380
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $49,160 in distribution fees payable to the Distributor at January 31, 2025.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2569

The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2025, CDSCs in the amount of $33,120 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended January 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
70Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Options purchased*	$—	$—	$—	$9,347,880	$—
Net unrealized appreciation on futures contracts^	—	—	—	7,535,148	—
Total Value	$—	$—	$—	$16,883,028	$—

*	Reflects the market value of purchased option contracts (see Note 1K). These amounts are included in investments in unaffiliated issuers, at value, on the Statement of Assets and Liabilities.
^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2571

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$1,749,542	$—	$—	$(54,067,291)	$—
Forward foreign currency exchange contracts	—	—	5,464,694	—	—
Options purchased*	—	—	—	(3,244,443)	—
Total Value	$1,749,542	$—	$5,464,694	$(57,311,734)	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(60,937)	$—	$—	$9,778,377	$—
Forward foreign currency exchange contracts	—	—	(1,391,540)	—	—
Options purchased**	—	—	—	(3,932,530)	—
Total Value	$(60,937)	$—	$(1,391,540)	$5,845,847	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1K). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1K). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
8. Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
72Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Multi-Asset Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund.  In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process.  Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024.  In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale.  The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts.  The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2573

management agreement for another year.  In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund.  The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process.  The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process.  The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund.  They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel.  The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.  The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
74Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index.  They also discuss the Fund’s performance with Amundi US on a regular basis.  The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.  The peer group comparisons referred to below are organized in quintiles.  Each quintile represents one-fifth of the peer group.  In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period.  The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.  The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period.  The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts.  The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2575

complexity associated with the Fund and other client accounts.  The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.  The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund.  The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund.  They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses.  The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
76Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/25

Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund.  The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates.  The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally.  Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds).  The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence.  The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager.  The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer Multi-Asset Income Fund | Semiannual Report | 1/31/2577

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2025 Amundi Asset Management US, Inc. 25512-13-0325

Pioneer Securitized Income Fund
Semiannual Report  |  January 31, 2025

A: SIFFX	Y: SYFFX

visit us: www.amundi.com/us

Pioneer Securitized Income Fund | Semiannual Report | 1/31/251

Schedule of Investments  |  1/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 105.4%
	Asset Backed Securities — 33.3% of Net Assets
89,133	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	$ 89,372
240,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	247,277
452,152	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	460,414
719,873	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	721,356
700,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	708,062
550,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	546,790
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	372,275
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	100,309
720,121	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	721,627
655,000	Ascent Career Funding Trust, Series 2024-1A, Class B, 9.73%, 10/25/32 (144A)	652,760
125,000	Auxilior Term Funding LLC, Series 2023-1A, Class D, 7.27%, 12/16/30 (144A)	127,593
200,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	205,785
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	345,965
170,560(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 7.101% (SOFR30A + 275 bps), 6/25/47 (144A)	174,272
333,398	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	335,372
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	237,530
150,000	BHG Securitization Trust, Series 2023-B, Class C, 8.15%, 12/17/36 (144A)	156,887
250,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	254,642
383,744	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	352,295
480,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	478,615
The accompanying notes are an integral part of these financial statements.
2Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
380,000	Cartiga Asset Finance Trust LLC, Series 2023-1, Class B, 7.00%, 3/15/35 (144A)	$ 379,016
418,287	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	413,569
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	187,938
600,000(b)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	547,348
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	207,989
290,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	290,796
233,368	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	240,632
551,575	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	551,354
1,070,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	1,044,307
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	206,143
1,105,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	1,224,303
1,793,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class E, 7.84%, 10/15/31 (144A)	1,829,456
1,480,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,499,701
1,540,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	1,538,314
2,090,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	2,103,945
503,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	503,839
149,332(b)	FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/53 (144A)	151,946
1,144,329(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	1,154,393
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	496,477
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	179,126
65,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.31%, 3/15/29 (144A)	65,976
350,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	363,559
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/253

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
205,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	$ 208,921
1,170,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	1,196,950
1,626,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	1,621,397
1,270,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,294,866
250,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.90% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	251,873
535,879(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.703% (SOFR30A + 225 bps), 12/25/51 (144A)	536,807
240,859	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	246,396
200,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	18,000
320,455	Home Partners of America Trust, Series 2019-1, Class E, 3.604%, 9/17/39 (144A)	299,030
183,610(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 7.523% (SOFR30A + 315 bps), 5/20/32 (144A)	185,471
300,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 11.995% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	289,292
284,828(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.073% (SOFR30A + 170 bps), 3/20/54 (144A)	286,530
185,654	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	185,558
565,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.057% (SOFR30A + 265 bps), 11/15/27 (144A)	568,080
400,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	408,715
750,000	Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31 (144A)	744,097
250,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	245,712
380,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	386,131
500,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	503,886
410,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	410,964
The accompanying notes are an integral part of these financial statements.
4Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
366,641(a)	Newtek Small Business Loan Trust, Series 2022-1, Class A, 6.80% (PRIME - 70 bps), 10/25/49 (144A)	$ 369,811
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	214,995
150,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	154,652
620,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	618,969
500,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	494,490
250,000(a)	Ocean Trails CLO IX, Series 2020-9A, Class ER, 12.014% (3 Month Term SOFR + 771 bps), 10/15/34 (144A)	249,159
410,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	425,667
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	323,779
350,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	350,973
640,000	Oportun Issuance Trust, Series 2024-2, Class C, 6.61%, 2/9/32 (144A)	647,072
184,287	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	179,030
7,607	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	7,613
74,306	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	74,604
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	395,399
990,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	978,281
218,050	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	218,515
250,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	248,049
175,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.08%, 8/15/28 (144A)	179,741
180,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	187,732
1,200,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	1,181,699
970,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	949,687
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	193,832
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/255

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	$ 94,299
280,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	284,364
300,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	305,647
450,000(b)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	38,700
330,614(b)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	338,246
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	686,053
534,505	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	546,453
810,000	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	825,390
500,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	499,393
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	700,572
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	101,070
560,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	547,449
230,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	234,844
400,000(a)	STAR Trust, Series 2022-SFR3, Class D, 6.856% (1 Month Term SOFR + 255 bps), 5/17/39 (144A)	399,567
360,000	Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44 (144A)	376,188
390,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	394,789
158,439	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	158,385
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	516,320
240,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	247,810
1,050,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	1,081,455
653,835(c)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	663,075
424,668	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	429,889
The accompanying notes are an integral part of these financial statements.
6Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	$ 338,920
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	360,198
	Total Asset Backed Securities (Cost $51,231,974)	$51,170,826

	Collateralized Mortgage Obligations—41.5% of Net Assets
460,000(b)	A&D Mortgage Trust, Series 2023-NQM4, Class B1, 8.079%, 9/25/68 (144A)	$ 464,391
470,000(b)	A&D Mortgage Trust, Series 2024-NQM5, Class B1A, 7.754%, 11/25/69 (144A)	472,361
206,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 8.201% (SOFR30A + 385 bps), 9/25/31 (144A)	207,743
450,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.551% (SOFR30A + 320 bps), 8/25/34 (144A)	456,214
680,000(b)	BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, 7.964%, 9/25/63 (144A)	692,039
530,000	BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 2/25/64 (144A)	536,323
355,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM3, Class B1, 8.10%, 3/25/64 (144A)	360,741
620,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B1, 7.379%, 6/25/64 (144A)	621,945
790,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.142%, 6/25/64 (144A)	789,254
610,000(b)	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 6/25/34 (144A)	557,546
800,000(b)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	676,300
660,000(b)	COLT Mortgage Loan Trust, Series 2024-4, Class B1, 7.864%, 7/25/69 (144A)	661,900
350,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.715% (SOFR30A + 336 bps), 1/25/40 (144A)	361,904
1,240,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.465% (SOFR30A + 311 bps), 1/25/40 (144A)	1,270,616
1,720,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.351% (SOFR30A + 600 bps), 10/25/41 (144A)	1,815,563
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/257

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,510,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.851% (SOFR30A + 550 bps), 12/25/41 (144A)	$ 1,586,944
2,180,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.351% (SOFR30A + 600 bps), 12/25/41 (144A)	2,308,899
2,050,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 12.001% (SOFR30A + 765 bps), 1/25/42 (144A)	2,229,027
500,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1, 8.851% (SOFR30A + 450 bps), 4/25/42 (144A)	529,530
1,500,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.351% (SOFR30A + 700 bps), 4/25/42 (144A)	1,647,195
1,450,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.351% (SOFR30A + 400 bps), 1/25/44 (144A)	1,514,299
510,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 6.851% (SOFR30A + 250 bps), 2/25/44 (144A)	523,778
540,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.051% (SOFR30A + 370 bps), 2/25/44 (144A)	562,950
430,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.299% (SOFR30A + 195 bps), 3/25/44 (144A)	436,714
1,825,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 6.551% (SOFR30A + 220 bps), 5/25/44 (144A)	1,856,848
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, 6.001% (SOFR30A + 165 bps), 5/25/44 (144A)	1,006,244
680,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2B1, 6.351% (SOFR30A + 200 bps), 7/25/44 (144A)	686,773
949,933(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.501% (SOFR30A + 115 bps), 9/25/44 (144A)	952,980
368,263(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.401% (SOFR30A + 105 bps), 9/25/44 (144A)	369,198
The accompanying notes are an integral part of these financial statements.
8Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
800,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.951% (SOFR30A + 160 bps), 9/25/44 (144A)	$ 807,469
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.601% (SOFR30A + 425 bps), 4/25/34 (144A)	300,250
240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.301% (SOFR30A + 395 bps), 9/26/33 (144A)	247,565
79,716(b)	FARM Mortgage Trust, Series 2021-1, Class B, 3.244%, 7/25/51 (144A)	59,034
167,661(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	162,249
759,948(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	729,254
855,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	814,620
274,946(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	266,278
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA1, Class B2, 9.565% (SOFR30A + 521 bps), 1/25/50 (144A)	1,104,569
650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.101% (SOFR30A + 475 bps), 1/25/51 (144A)	720,974
1,800,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.851% (SOFR30A + 550 bps), 1/25/34 (144A)	2,131,267
720,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.351% (SOFR30A + 500 bps), 8/25/33 (144A)	825,570
259,350(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.801% (SOFR30A + 545 bps), 12/25/33 (144A)	305,317
480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.851% (SOFR30A + 250 bps), 1/25/42 (144A)	491,144
520,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.151% (SOFR30A + 180 bps), 8/25/44 (144A)	525,134
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/259

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
500,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-HQA2, Class B2, 15.465% (SOFR30A + 1,111 bps), 10/25/48 (144A)	$ 638,440
434,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.615% (SOFR30A + 826 bps), 7/25/49 (144A)	498,720
350,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.715% (SOFR30A + 636 bps), 10/25/49 (144A)	390,481
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.815% (SOFR30A + 846 bps), 1/25/48 (144A)	1,790,795
1,950,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.483% (SOFR30A + 491 bps), 9/25/47 (144A)	2,115,716
580,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.465% (SOFR30A + 511 bps), 11/25/47 (144A)	628,745
790,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.551% (SOFR30A + 620 bps), 11/25/41 (144A)	834,951
5,803,138(b)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	66,212
110,000(b)	GCAT Trust, Series 2021-CM1, Class M1, 3.276%, 4/25/65 (144A)	91,610
160,000(b)	GCAT Trust, Series 2024-NQM1, Class B1, 7.936%, 1/25/59 (144A)	160,753
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 13.351% (SOFR30A + 900 bps), 10/25/34 (144A)	195,442
825,000(b)	HOMES Trust, Series 2024-NQM1, Class B1A, 7.352%, 7/25/69 (144A)	824,654
3,738,489(b)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.232%, 7/25/51 (144A)	47,889
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.271%, 9/25/56 (144A)	148,120
940,000(b)	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1, 8.124%, 2/25/68 (144A)	941,988
7,481,027(b)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	48,113
732,075(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B4, 2.827%, 12/25/51 (144A)	545,767
6,378,270(b)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.116%, 12/25/51 (144A)	40,468
The accompanying notes are an integral part of these financial statements.
10Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
239,525(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.151% (SOFR30A + 180 bps), 3/25/51 (144A)	$ 234,407
820,000(c)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	828,992
510,000(c)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	517,167
1,520,000(c)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	1,540,143
300,000(c)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	305,641
410,000(b)	MFA Trust, Series 2024-NQM2, Class B1A, 6.783%, 8/25/69 (144A)	405,818
1,480,000(b)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	1,496,995
1,920,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.449%, 9/25/68 (144A)	1,867,262
144,678(b)	New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.192%, 5/25/57 (144A)	135,180
150,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 8.751% (SOFR30A + 440 bps), 4/25/34 (144A)	152,908
170,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	157,827
230,000(b)	PRKCM Trust, Series 2023-AFC3, Class B1, 7.807%, 9/25/58 (144A)	230,533
390,000(b)	PRPM Trust, Series 2023-NQM2, Class B1, 6.963%, 8/25/68 (144A)	390,694
201,962(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.051% (SOFR30A + 270 bps), 7/25/33 (144A)	203,762
300,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.701% (SOFR30A + 435 bps), 7/25/33 (144A)	311,160
296,526(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.351% (SOFR30A + 200 bps), 9/25/34 (144A)	297,094
360,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.251% (SOFR30A + 290 bps), 9/25/34 (144A)	363,637
185,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	186,461
170,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	171,714
600,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.965% (SOFR30A + 1,061 bps), 2/25/47 (144A)	731,705
250,000(b)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	226,729
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2511

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 8.101% (SOFR30A + 375 bps), 2/25/34 (144A)	$ 205,364
290,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1B, 9.601% (SOFR30A + 525 bps), 11/25/33 (144A)	307,731
1,030,000(b)	Verus Securitization Trust, Series 2023-4, Class B1, 8.098%, 5/25/68 (144A)	1,038,724
560,000(b)	Verus Securitization Trust, Series 2023-5, Class B2, 8.061%, 6/25/68 (144A)	559,213
620,000(b)	Verus Securitization Trust, Series 2023-6, Class B1, 7.799%, 9/25/68 (144A)	623,357
550,000(b)	Verus Securitization Trust, Series 2023-7, Class B1, 7.896%, 10/25/68 (144A)	558,879
920,000(b)	Verus Securitization Trust, Series 2023-8, Class B1, 8.116%, 12/25/68 (144A)	934,603
530,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B1, 8.217%, 11/25/68 (144A)	534,421
170,000(b)	Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/69 (144A)	170,705
1,100,000(b)	Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/69 (144A)	1,108,053
686,000(b)	Verus Securitization Trust, Series 2024-3, Class B1, 8.028%, 4/25/69 (144A)	703,598
510,000(b)	Verus Securitization Trust, Series 2024-5, Class B1, 7.793%, 6/25/69 (144A)	521,532
170,000(b)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	154,246
	Total Collateralized Mortgage Obligations (Cost $63,024,013)	$63,832,032

	Commercial Mortgage-Backed Securities—11.7% of Net Assets
520,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 5.993% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	$ 520,293
685,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class B, 7.057% (1 Month Term SOFR + 275 bps), 5/15/39 (144A)	690,427
375,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.875% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	376,908
510,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.944% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	512,073
660,000(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.997% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	664,331
The accompanying notes are an integral part of these financial statements.
12Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,590,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.697% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	$ 1,588,013
764,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.316% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	762,806
700,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.101% (SOFR30A + 775 bps), 1/25/51 (144A)	776,731
250,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.351% (SOFR30A + 400 bps), 11/25/51 (144A)	258,689
2,160,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.931% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	2,154,978
150,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, 7.495% (1 Month Term SOFR + 319 bps), 5/15/37 (144A)	149,063
1,315,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	1,349,191
100,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	99,258
601,395(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.75% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	601,410
650,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	661,526
500,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	506,382
1,790,000(a)	MF1, Series 2024-FL15, Class A, 5.987% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	1,790,329
850,000(a)	MF1, Series 2024-FL16, Class A, 5.84% (1 Month Term SOFR + 154 bps), 11/18/29 (144A)	852,986
770,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.036% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	770,912
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.92% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	249,285
292,353(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.715% (SOFR30A + 336 bps), 10/25/49 (144A)	295,277
468,541(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.215% (SOFR30A + 386 bps), 3/25/50 (144A)	475,845
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2513

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	$ 200,013
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 7.886% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	348,604
165,856(a)	PFP, Ltd., Series 2024-11, Class A, 6.13% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	166,162
260,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class AS, 5.625% (1 Month Term SOFR + 131 bps), 7/25/36 (144A)	260,000
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.843% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	211,628
174,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	137,834
300,000(b)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	305,165
285,484(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	198,452
	Total Commercial Mortgage-Backed Securities (Cost $18,153,474)	$17,934,571

	Corporate Bonds — 0.0%† of Net Assets
	Airlines — 0.0%†
58,626	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 60,571
29,952	United Airlines Pass-Through Trust, 4.875%, 1/15/26	29,798
	Total Airlines	$90,369

	Total Corporate Bonds (Cost $88,579)	$90,369

	U.S. Government and Agency Obligations — 18.9% of Net Assets
1,300,000	Federal National Mortgage Association, 5.500%, 2/1/55 (TBA)	$ 1,283,819
2,500,000	Federal National Mortgage Association, 6.000%, 2/1/55 (TBA)	2,516,986
5,700,000	Federal National Mortgage Association, 6.500%, 2/1/55 (TBA)	5,843,611
400,000	Federal National Mortgage Association, 6.500%, 3/1/55 (TBA)	409,266
1,100,000(e)	U.S. Treasury Bills, 2/4/25	1,099,871
The accompanying notes are an integral part of these financial statements.
14Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
900,000(e)	U.S. Treasury Bills, 2/6/25	$ 899,684
14,000,000(e)	U.S. Treasury Bills, 2/11/25	13,986,793
2,400,000(e)	U.S. Treasury Bills, 2/25/25	2,393,769
700,000(e)	U.S. Treasury Bills, 3/6/25	697,441
	Total U.S. Government and Agency Obligations (Cost $29,081,875)	$29,131,240

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 105.4% (Cost $161,579,915)	$162,159,038
	OTHER ASSETS AND LIABILITIES — (5.4)%	$(8,355,821)
	net assets — 100.0%	$153,803,217

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
PRIME	U.S. Federal Funds Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $132,262,260, or 86.0% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2025.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2515

Schedule of Investments  |  1/31/25
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
100	U.S. 2 Year Note (CBT)	3/31/25	$20,554,945	$20,562,500	$7,555
80	U.S. 5 Year Note (CBT)	3/31/25	8,538,951	8,511,250	(27,701)
TOTAL FUTURES CONTRACTS			$29,093,896	$29,073,750	$(20,146)
CBT	Chicago Board of Trade.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended January 31, 2025, aggregated $63,045,307 and $8,424,769, respectively.
At January 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $161,579,915 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,850,085
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,291,108)
Net unrealized appreciation	$558,977
The accompanying notes are an integral part of these financial statements.
16Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$51,132,126	$38,700	$51,170,826
Collateralized Mortgage Obligations	—	63,832,032	—	63,832,032
Commercial Mortgage-Backed Securities	—	17,934,571	—	17,934,571
Corporate Bonds	—	90,369	—	90,369
U.S. Government and Agency Obligations	—	29,131,240	—	29,131,240
Total Investments in Securities	$—	$162,120,338	$38,700	$162,159,038
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(20,146)	$—	$—	$(20,146)
Total Other Financial Instruments	$(20,146)	$—	$—	$(20,146)
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2517

Statement of Assets and Liabilities  |  1/31/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $161,579,915)	$162,159,038
Cash	640,869
Futures collateral	463,786
Due from broker for futures	34,531
Receivables —
Investment securities sold	821,054
Fund shares sold	1,049,041
Interest	417,285
Due from the Adviser	1,233
Other assets	34,626
Total assets	$165,621,463
LIABILITIES:
Payables —
Investment securities purchased	$10,849,982
Fund shares repurchased	774,952
Distributions	17,131
Trustees’ fees	718
Variation margin for futures contracts	34,531
Management fees	6,855
Administrative expenses	3,500
Distribution fees	31
Accrued expenses	130,546
Total liabilities	$11,818,246
NET ASSETS:
Paid-in capital	$154,065,695
Distributable earnings (loss)	(262,478)
Net assets	$153,803,217
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,632,856/171,292 shares)	$9.53
Class Y (based on $152,170,361/15,967,476 shares)	$9.53
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $9.53 net asset value per share/100%-4.50% maximum sales charge)	$9.98
The accompanying notes are an integral part of these financial statements.
18Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 1/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$4,686,023
Total Investment Income		$4,686,023
EXPENSES:
Management fees	$343,291
Administrative expenses	17,519
Transfer agent fees
Class A	198
Class Y	70,764
Distribution fees
Class A	1,602
Shareholder communications expense	2,848
Custodian fees	560
Registration fees	38,824
Professional fees	49,570
Printing expense	7,200
Officers’ and Trustees’ fees	4,175
Insurance expense	404
Miscellaneous	8,802
Total expenses		$545,757
Less fees waived and expenses reimbursed by the Adviser		(137,858)
Net expenses		$407,899
Net investment income		$4,278,124
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(5,566)
Futures contracts	(197,380)	$(202,946)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$614,238
Futures contracts	(192,540)	$421,698
Net realized and unrealized gain (loss) on investments		$218,752
Net increase in net assets resulting from operations		$4,496,876
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2519

Statement of Changes in Net Assets
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$4,278,124	$2,715,106
Net realized gain (loss) on investments	(202,946)	(180,751)
Change in net unrealized appreciation (depreciation) on investments	421,698	1,864,198
Net increase in net assets resulting from operations	$4,496,876	$4,398,553
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.32 and $0.66 per share, respectively)	$(42,425)	$(158,696)
Class Y ($0.33 and $0.69 per share, respectively)	(4,263,551)	(2,490,330)
Total distributions to shareholders	$(4,305,976)	$(2,649,026)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$82,949,104	$82,350,845
Reinvestment of distributions	4,201,204	2,322,764
Cost of shares repurchased	(20,214,896)	(23,407,215)
Net increase in net assets resulting from Fund share transactions	$66,935,412	$61,266,394
Net increase in net assets	$67,126,312	$63,015,921
NET ASSETS:
Beginning of period	$86,676,905	$23,660,984
End of period	$153,803,217	$86,676,905
	Six Months Ended 1/31/25 Shares (unaudited)	Six Months Ended 1/31/25 Amount (unaudited)	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A
Shares sold	116,592	$1,108,888	71,848	$667,232
Reinvestment of distributions	3,645	34,730	14,198	131,443
Less shares repurchased	(77,371)	(734,729)	(190,989)	(1,791,065)
Net increase (decrease)	42,866	$408,889	(104,943)	$(992,390)
Class Y
Shares sold	8,585,051	$81,840,216	8,710,180	$81,683,613
Reinvestment of distributions	437,501	4,166,474	234,722	2,191,321
Less shares repurchased	(2,047,381)	(19,480,167)	(2,313,557)	(21,616,150)
Net increase	6,975,171	$66,526,523	6,631,345	$62,258,784
The accompanying notes are an integral part of these financial statements.
20Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Financial Highlights
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	7/2/21 to 7/31/21*
Class A
Net asset value, beginning of period	$9.50	$9.12	$9.43	$10.11	$10.12
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.32	$0.67	$0.66	$0.45	$0.04
Net realized and unrealized gain (loss) on investments	0.03	0.37	(0.19)	(0.55)	(0.01)
Net increase (decrease) from investment operations	$0.35	$1.04	$0.47	$(0.10)	$0.03
Distributions to shareholders:
Net investment income	$(0.32)	$(0.66)	$(0.63)	$(0.45)	$(0.04)
Net realized gain	—	—	(0.15)	(0.13)	—
Total distributions	$(0.32)	$(0.66)	$(0.78)	$(0.58)	$(0.04)
Net increase (decrease) in net asset value	$0.03	$0.38	$(0.31)	$(0.68)	$(0.01)
Net asset value, end of period	$9.53	$9.50	$9.12	$9.43	$10.11
Total return (b)	3.71%(c)	11.88%	5.36%	(1.03)%	0.27%(c)
Ratio of net expenses to average net assets	0.90%(d)	0.90%	0.90%	0.88%	0.90%(d)
Ratio of net investment income (loss) to average net assets	6.63%(d)	7.22%	7.19%	4.58%	4.56%(d)
Portfolio turnover rate	8%(c)	30%	38%	36%	59%(c)
Net assets, end of period (in thousands)	$1,633	$1,221	$2,127	$2,031	$2,029
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.05%(d)	1.45%	1.87%	1.97%	5.42%(d)
Net investment income (loss) to average net assets	6.48%(d)	6.67%	6.22%	3.49%	0.04%(d)
*	Class A commenced operations on July 2, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2521

Financial Highlights  (continued)
	Six Months Ended 1/31/25 (unaudited)	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21	12/10/19 to 7/31/20*
Class Y
Net asset value, beginning of period	$9.50	$9.12	$9.44	$10.11	$8.67	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.33	$0.68	$0.67	$0.48	$0.45	$0.28
Net realized and unrealized gain (loss) on investments	0.03	0.39	(0.18)	(0.54)	1.60	(1.33)
Net increase (decrease) from investment operations	$0.36	$1.07	$0.49	$(0.06)	$2.05	$(1.05)
Distributions to shareholders:
Net investment income	$(0.33)	$(0.69)	$(0.66)	$(0.48)	$(0.45)	$(0.28)
Net realized gain	—	—	(0.15)	(0.13)	(0.16)	—
Total distributions	$(0.33)	$(0.69)	$(0.81)	$(0.61)	$(0.61)	$(0.28)
Net increase (decrease) in net asset value	$0.03	$0.38	$(0.32)	$(0.67)	$1.44	$(1.33)
Net asset value, end of period	$9.53	$9.50	$9.12	$9.44	$10.11	$8.67
Total return (b)	3.84%(c)	12.16%	5.51%	(0.68)%	24.32%	(10.30)%(c)
Ratio of net expenses to average net assets	0.65%(d)	0.65%	0.65%	0.65%	0.96%	0.99%(d)
Ratio of net investment income (loss) to average net assets	6.86%(d)	7.29%	7.39%	4.88%	4.69%	5.06%(d)
Portfolio turnover rate	8%(c)	30%	38%	36%	59%	82%(c)
Net assets, end of period (in thousands)	$152,170	$85,456	$21,534	$24,428	$19,958	$17,656
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.87%(d)	1.26%	1.64%	1.76%	2.50%	2.62%(d)
Net investment income (loss) to average net assets	6.64%(d)	6.68%	6.40%	3.77%	3.15%	3.43%(d)
*	Class Y commenced operations on December 10, 2019.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
22Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Notes to Financial Statements  |  1/31/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Securitized Income Fund (the “Fund”) is one of the portfolios comprising Pioneer Series Trust IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Fund, which commenced operations on June 30, 2021, is the successor to Pioneer Securitized Income Fund, a closed-end interval fund (the “Predecessor Fund”). The Predecessor Fund transferred all of the net assets of common shares of the Predecessor Fund in exchange for Class Y shares of the Fund on June 30, 2021, in a one-to-one exchange ratio, pursuant to an agreement and plan of reorganization (the “Reorganization”) approved by the Board of Trustees of the Fund and the Predecessor Fund and by the majority shareholder of the Predecessor Fund. Accordingly, the Reorganization, which was a tax-free event to shareholders, had no effect on the Fund’s operations. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund, and as such, the financial statements, and financial highlights for Class Y shares, reflect the financial information of the Predecessor Fund through June 30, 2021. The investment objective of the Fund is total return.
The Fund offers four classes of shares designated as Class A, Class C, Class K and Class Y shares. As noted above, all of the net assets of common shares of the Predecessor Fund, which commenced operations on December 10, 2019, were transferred in exchange for Class Y shares of the Fund on June 30, 2021. Class A shares commenced operations on July 2, 2021. Class C and Class K shares had not commenced operations as of January 31, 2025. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2523

with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
24Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the ﬁnancial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a signiﬁcant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a signiﬁcant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ signiﬁcantly from exchange prices, and such differences could be material.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2525

B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of January 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
26Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended July 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$2,649,026
Total	$2,649,026
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$67,856
Capital loss carryforward	(470,160)
Other book/tax temporary differences	(15,959)
Net unrealized depreciation	(35,115)
Total	$(453,378)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the mark to market of futures contracts.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $200 in underwriting commissions on the sale of Class A shares during the six months ended January 31, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 5). All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2527

F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if
28Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2529

expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Normally, the Fund invests at least 80% of its net assets in securitized asset instruments. The Fund invests in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying
30Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2531

control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
32Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of January 31, 2025, no collateral was pledged or received by the Fund.
H.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at January 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2533

The average notional value of long position futures contracts during the six months ended January 31, 2025 was $26,791,500. Open futures contracts outstanding at January 31, 2025 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and 0.50% of the Fund’s average daily net assets over $1 billion. For the six months ended January 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.55% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.90% and 0.65% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through December 1, 2025. There can be no assurance that the Adviser will extend the expense limitations beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended January 31, 2025 are reflected in the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $6,855 in management fees payable to the Adviser at January 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended January 31, 2025, the Fund paid $4,175 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At January 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for
34Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Trustees’ fees of $718 and a payable for administrative expenses of $3,500, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended January 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$112
Class Y	2,736
Total	$2,848
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Reflected on the Statement of Assets and Liabilities is $31 in distribution fees payable to the Distributor at January 31, 2025.
In addition, redemptions of each Class A shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended January 31, 2025, no CDSCs were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2535

credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participates in a credit facility in the amount of $250 million. Under such credit facility, depending on the type of loan, interest on borrowings is payable at the Secured Overnight Financing Rate (“SOFR”) plus a credit spread. The Fund also pays both an upfront fee and an annual commitment fee to participate in the credit facility. The commitment fee in the amount of 0.20% of the daily unused portion of each lender’s commitment is allocated among participating funds based on an allocation schedule set forth in the credit facility. For the six months ended January 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
36Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$20,146	$—	$—	$—	$—
Total Value	$20,146	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at January 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(197,380)	$—	$—	$—	$—
Total Value	$(197,380)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(192,540)	$—	$—	$—	$—
Total Value	$(192,540)	$—	$—	$—	$—
8. Definitive Agreement
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2537

shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
38Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Securitized Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2539

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and
40Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

with the performance of the Fund’s benchmark index. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions with respect to the Fund were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2541

additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the
42Pioneer Securitized Income Fund | Semiannual Report | 1/31/25

investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/2543

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2025 Amundi Asset Management US, Inc. 31994-05-0325

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Balanced ESG Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in

Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class A shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Multi-Asset Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Securitized Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions with respect to the Fund were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the first quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and

Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date March 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date March 28, 2025

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date March 28, 2025

*	Print the name and title of each signing officer under his or her signature.